Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Australia-8.53%
Allkem Ltd.(a)	14,265	$140,294
ALS Ltd.	13,949	127,981
Altium Ltd.	3,043	62,780
Alumina Ltd.	84,000	102,438
Ampol Ltd.	27,195	650,798
APA Group	5,976	48,785
Aristocrat Leisure Ltd.	4,847	117,488
ASX Ltd.	4,200	243,440
Atlas Arteria Ltd.	16,159	83,344
Aurizon Holdings Ltd.	22,264	64,204
Australia & New Zealand Banking Group Ltd.	2,538	45,589
Bendigo & Adelaide Bank Ltd.	10,868	81,236
BlueScope Steel Ltd.	7,468	97,501
Boral Ltd.	24,249	52,185
Brambles Ltd.	11,275	87,999
carsales.com Ltd.	4,619	67,926
Challenger Ltd.	18,284	94,829
Charter Hall Group	14,988	142,674
Cleanaway Waste Management Ltd.	51,619	111,087
Coles Group Ltd.	11,345	142,665
Commonwealth Bank of Australia	1,076	80,552
Computershare Ltd.	14,446	240,418
Crown Resorts Ltd.(a)	3,716	34,227
CSR Ltd.	12,963	43,426
Deterra Royalties Ltd.	9,697	31,233
Dexus	26,436	198,741
Domino’s Pizza Enterprises Ltd.	546	26,959
Downer EDI Ltd.	25,588	105,177
EBOS Group Ltd.	9,369	246,999
Endeavour Group Ltd.	17,024	88,660
Evolution Mining Ltd.	11,185	30,810
Fortescue Metals Group Ltd.	7,103	102,467
Glencore PLC	61,549	404,994
Goodman Group	12,523	184,608
GPT Group (The)	53,007	182,898
IDP Education Ltd.	1,567	27,057
IGO Ltd.	24,699	223,953
Iluka Resources Ltd.	40,734	321,134
Incitec Pivot Ltd.	44,915	113,414
Insurance Australia Group Ltd.	13,743	43,082
JB Hi-Fi Ltd.	2,507	82,654
Lottery Corp. Ltd. (The)(a)	28,671	97,488
Lynas Rare Earths Ltd.(a)	23,308	164,692
Macquarie Group Ltd.	987	131,678
Medibank Pvt Ltd.	52,175	120,517
Metcash Ltd.	92,920	287,288
Mineral Resources Ltd.	8,930	409,019
Mirvac Group	54,450	88,275
Newcrest Mining Ltd.	3,819	68,599
Northern Star Resources Ltd.	5,814	37,328
Nufarm Ltd.	20,987	79,641
Orica Ltd.	5,572	64,713
Origin Energy Ltd.	13,342	65,561
Orora Ltd.	56,349	158,454
OZ Minerals Ltd.	4,463	77,157
Pilbara Minerals Ltd.(a)	61,237	129,589
QBE Insurance Group Ltd.	40,901	352,964
Ramsay Health Care Ltd.	887	49,739
Reece Ltd.	3,614	41,558
Rio Tinto Ltd.	3,023	248,190
Rio Tinto PLC	1,139	82,540
	Shares	Value
Australia-(continued)
Santos Ltd.	6,520	$38,352
Shopping Centres Australasia Property Group	63,052	134,334
Sonic Healthcare Ltd.	10,186	267,872
South32 Ltd.	83,164	298,289
Stockland	22,117	63,463
Suncorp Group Ltd.	48,350	393,662
Tabcorp Holdings Ltd.	28,671	19,127
Telstra Corp. Ltd.	25,669	71,445
Transurban Group	3,316	34,182
Treasury Wine Estates Ltd.	8,378	71,519
Vicinity Centres	48,484	65,734
Wesfarmers Ltd.	1,431	48,442
Westpac Banking Corp.	3,133	53,647
WiseTech Global Ltd.	3,231	97,578
Woodside Energy Group Ltd.	11,483	245,143
Woolworths Group Ltd.	3,161	78,570
Worley Ltd.	7,886	83,385
		10,198,440
Austria-0.62%
ANDRITZ AG	755	34,875
Erste Group Bank AG	8,393	260,829
Mondi PLC	6,458	125,219
OMV AG	2,315	134,909
Raiffeisen Bank International AG	12,133	160,779
Verbund AG	277	27,493
		744,104
Belgium-1.22%
Ackermans & van Haaren N.V.	1,315	221,588
D’Ieteren Group	719	112,222
Elia Group S.A./N.V.(b)	2,303	378,205
Groupe Bruxelles Lambert S.A.	679	62,525
KBC Group N.V.	2,459	153,047
Proximus SADP(b)	2,027	34,906
Sofina S.A.(b)	265	62,284
Solvay S.A., Class A	736	71,827
UCB S.A.	809	71,203
Umicore S.A.(b)	743	32,944
Warehouses De Pauw C.V.A.	6,880	253,093
		1,453,844
Brazil-0.09%
Yara International ASA	1,978	102,175
Canada-4.40%
Alimentation Couche-Tard, Inc.	2,293	104,185
Bank of Montreal	780	84,848
Barrick Gold Corp.	2,600	53,260
BCE, Inc.	502	27,349
Brookfield Asset Management, Inc., Class A	781	39,493
Canadian Imperial Bank of Commerce	1,618	89,007
Canadian Natural Resources Ltd.	2,023	133,886
Canadian Tire Corp. Ltd., Class A	447	61,414
Cenovus Energy, Inc.	19,490	451,790
Constellation Software, Inc.	25	39,347
Dollarama, Inc.	1,933	112,112
Enbridge, Inc.	1,096	50,630
Fairfax Financial Holdings Ltd.	676	375,168
Fortis, Inc.	1,009	50,887
Franco-Nevada Corp.	331	46,824
George Weston Ltd.	2,356	289,161
Great-West Lifeco, Inc.(b)	2,125	58,314
IGM Financial, Inc.	1,048	32,281
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
Imperial Oil Ltd.(b)	3,833	$209,946
Intact Financial Corp.	758	109,519
Loblaw Cos. Ltd.	3,360	309,980
Manulife Financial Corp.	1,473	27,286
Metro, Inc.	2,669	147,414
National Bank of Canada	1,651	126,718
Nutrien Ltd.	2,353	229,952
Pembina Pipeline Corp.	2,994	120,721
Power Corp. of Canada	9,852	284,535
Rogers Communications, Inc., Class B	908	46,568
Royal Bank of Canada	258	26,960
Shaw Communications, Inc., Class B	1,709	48,425
Sun Life Financial, Inc.(b)	892	43,569
Suncor Energy, Inc.	9,943	400,047
TC Energy Corp.	1,175	68,010
Teck Resources Ltd., Class B	19,882	824,297
TELUS Corp.	1,589	39,761
Toronto-Dominion Bank (The)	727	55,557
Wheaton Precious Metals Corp.	830	34,280
		5,253,501
China-1.09%
BOC Hong Kong Holdings Ltd.	26,000	99,916
Chow Tai Fook Jewellery Group Ltd.(a)	32,000	55,389
ESR Cayman Ltd.(a)(c)	10,800	32,005
Kerry Logistics Network Ltd.	30,500	69,743
Lenovo Group Ltd.(b)	196,000	193,363
Minth Group Ltd.	18,000	46,689
Shui On Land Ltd.	211,000	29,853
SITC International Holdings Co. Ltd.	33,000	124,504
Tingyi Cayman Islands Holding Corp.	74,000	131,106
Towngas Smart Energy Co. Ltd.	152,000	75,946
Want Want China Holdings Ltd.	155,000	154,298
Wharf Holdings Ltd. (The)	53,000	177,330
Wilmar International Ltd.	10,900	33,156
Xinyi Glass Holdings Ltd.	30,000	76,247
		1,299,545
Denmark-0.97%
AP Moller - Maersk A/S, Class A	44	126,837
AP Moller - Maersk A/S, Class B	56	163,042
Carlsberg A/S, Class B	883	112,165
Coloplast A/S, Class B(b)	193	22,905
Danske Bank A/S(b)	11,542	188,463
Demant A/S(a)(b)	1,245	54,694
DSV A/S	297	48,645
Genmab A/S(a)	152	46,246
Novo Nordisk A/S, Class B	379	41,895
Novozymes A/S, Class B(b)	747	47,316
Pandora A/S	1,225	98,706
ROCKWOOL A/S, Class B	161	44,730
Royal Unibrew A/S	1,331	116,600
Tryg A/S	1,945	45,244
		1,157,488
Finland-1.70%
Elisa OYJ	963	54,366
Fortum OYJ	5,097	93,915
Kesko OYJ, Class B	5,346	133,551
Kojamo OYJ	11,884	234,627
Metso Outotec OYJ	3,702	34,383
Nokia OYJ	72,500	363,553
Nordea Bank Abp	26,723	271,184
	Shares	Value
Finland-(continued)
Orion OYJ, Class B	3,671	$150,224
Sampo OYJ, Class A	5,259	237,066
Stora Enso OYJ, Class R	10,040	193,758
UPM-Kymmene OYJ(b)	3,317	117,225
Valmet OYJ	2,191	61,612
Wartsila OYJ Abp	10,429	88,103
		2,033,567
France-4.96%
Air Liquide S.A.	196	34,191
Airbus SE	216	25,171
ALD S.A.(c)	4,503	62,324
Arkema S.A.	2,748	331,324
AXA S.A.	6,282	158,213
BNP Paribas S.A.(b)	2,291	130,344
Bollore SE	19,965	106,082
Bouygues S.A.	1,019	35,073
Bureau Veritas S.A.	988	28,439
Capgemini SE	871	168,417
Carrefour S.A.(b)	22,049	449,489
Cie de L’Odet SE	22	28,187
Cie de Saint-Gobain	5,752	339,517
Cie Generale des Etablissements Michelin S.C.A.	812	105,470
CNP Assurances	7,589	169,911
Covivio	745	54,190
Credit Agricole S.A.(b)	6,264	69,210
Eiffage S.A.	1,964	193,772
ENGIE S.A.	12,346	165,268
EssilorLuxottica S.A.(b)	211	33,916
Ipsen S.A.	1,768	176,518
JCDecaux S.A.(a)	1,365	26,891
Klepierre S.A.(a)	6,459	146,826
Legrand S.A.(b)	1,041	89,838
Orange S.A.	9,656	120,487
Pernod Ricard S.A.	240	46,921
Publicis Groupe S.A.	4,532	247,018
Rexel S.A.	19,718	418,023
Schneider Electric SE(b)	232	32,070
SCOR SE(b)	3,376	88,352
Societe Generale S.A.(b)	27,868	746,489
Teleperformance	157	51,919
TotalEnergies SE	2,226	132,560
Veolia Environnement S.A.	10,331	288,187
Vinci S.A.	827	79,450
Vivendi SE	46,309	550,655
		5,930,712
Germany-4.49%
Allianz SE	284	59,332
Aroundtown S.A.	5,937	27,755
BASF SE	1,144	62,856
Bayer AG	1,211	86,373
Bayerische Motoren Werke AG	1,283	110,819
Beiersdorf AG	314	32,467
Brenntag SE	2,665	205,437
Carl Zeiss Meditec AG, BR	184	24,491
Commerzbank AG(a)	48,703	421,454
Covestro AG(c)	2,751	125,248
CTS Eventim AG & Co. KGaA(a)	454	29,059
Daimler Truck Holding AG(a)	2,454	76,316
Deutsche Bank AG	36,626	407,030
Deutsche Boerse AG	715	119,679
Deutsche Post AG	2,201	90,788

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
Deutsche Telekom AG	3,896	$79,816
E.ON SE	32,716	332,386
Evonik Industries AG	2,065	55,148
Fresenius Medical Care AG & Co. KGaA	1,297	78,696
Fresenius SE & Co. KGaA	6,470	220,960
GEA Group AG	6,657	264,928
Hannover Rueck SE	768	117,155
HeidelbergCement AG	1,196	69,314
Hella GmbH & Co. KGaA	1,075	77,214
KION Group AG	599	29,306
LEG Immobilien SE	1,007	103,409
Mercedes-Benz Group AG	2,865	203,177
Merck KGaA	1,040	194,968
METRO AG(a)	6,402	58,089
MTU Aero Engines AG	320	63,024
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	608	148,306
Nemetschek SE	858	61,086
Porsche Automobil Holding SE, Preference Shares	733	59,787
Puma SE	514	38,114
Rheinmetall AG	1,536	309,837
RWE AG	4,879	214,292
Sixt SE	620	83,354
Sixt SE, Preference Shares	1,010	79,524
Symrise AG	503	55,366
Talanx AG	2,931	119,753
Telefonica Deutschland Holding AG	35,192	111,553
Uniper SE	5,125	131,983
United Internet AG	1,091	35,693
Wacker Chemie AG	478	85,283
		5,360,625
Hong Kong-1.97%
AIA Group Ltd.	2,800	28,872
ASM Pacific Technology Ltd.	4,300	39,188
Bank of East Asia Ltd. (The)	16,000	23,167
CK Asset Holdings Ltd.	28,013	182,991
CK Hutchison Holdings Ltd.	43,000	305,281
CK Infrastructure Holdings Ltd.	10,196	68,294
CLP Holdings Ltd.	13,689	136,532
Hang Lung Group Ltd.	36,000	67,361
Hang Seng Bank Ltd.	3,700	64,657
Henderson Land Development Co. Ltd.	14,064	59,694
Hong Kong & China Gas Co. Ltd. (The)	55,181	62,457
Hong Kong Exchanges & Clearing Ltd.	666	28,794
Hutchison Port Holdings Trust, Class U	611,100	146,664
Jardine Matheson Holdings Ltd.	404	23,448
Kerry Properties Ltd.	61,500	159,520
Link REIT	9,800	88,750
Mapletree North Asia Commercial Trust(c)	35,500	31,333
New World Development Co. Ltd.	12,000	45,733
NWS Holdings Ltd.	33,000	33,608
Orient Overseas International Ltd.	3,500	107,513
PCCW Ltd.	151,000	82,375
Power Assets Holdings Ltd.	27,183	177,569
Sino Land Co. Ltd.	80,000	113,389
Sun Hung Kai Properties Ltd.	2,975	36,365
Techtronic Industries Co. Ltd.	6,000	78,618
VTech Holdings Ltd.	8,800	65,785
WH Group Ltd.	93,000	71,360
Wharf Real Estate Investment Co. Ltd.	6,000	28,985
		2,358,303
	Shares	Value
Indonesia-0.26%
First Pacific Co. Ltd.	302,000	$132,417
Golden Agri-Resources Ltd.	836,100	173,819
		306,236
Ireland-0.57%
AIB Group PLC	18,359	49,168
CRH PLC	3,717	153,348
Glanbia PLC	2,118	24,572
Kerry Group PLC, Class A	344	35,524
Kingspan Group PLC	1,603	131,882
Smurfit Kappa Group PLC	6,961	282,051
		676,545
Israel-1.53%
AFI Properties Ltd.	709	38,474
Airport City Ltd.(a)	2,137	39,763
Ashtrom Group Ltd.	1,213	29,382
Bank Hapoalim BM	3,131	28,885
Bank Leumi Le-Israel BM	27,621	273,643
Bezeq The Israeli Telecommunication Corp. Ltd.	89,944	138,537
Elco Ltd.(b)	1,186	79,780
First International Bank of Israel Ltd. (The)	1,310	50,276
Fox Wizel Ltd.	506	63,836
Gav-Yam Lands Corp. Ltd.(b)	5,592	51,118
ICL Group Ltd.	17,371	193,014
Israel Corp. Ltd. (The)(a)	331	177,928
Israel Discount Bank Ltd., Class A	41,392	233,688
Mivne Real Estate KD Ltd.	31,945	102,168
Mizrahi Tefahot Bank Ltd.	2,953	96,661
Paz Oil Co. Ltd.(a)	207	28,564
Phoenix Holdings Ltd. (The)	8,374	92,467
Tower Semiconductor Ltd.(a)	2,281	112,271
		1,830,455
Italy-2.24%
A2A S.p.A.(b)	39,309	65,797
Amplifon S.p.A.	1,113	38,225
Assicurazioni Generali S.p.A.(b)	15,577	282,842
Banca Mediolanum S.p.A.	7,714	60,754
Coca-Cola HBC AG	3,712	81,752
Eni S.p.A.(b)	20,575	312,938
Ferrari N.V.	185	35,950
FinecoBank Banca Fineco S.p.A.(b)	8,340	117,664
Hera S.p.A.(b)	18,546	68,841
Interpump Group S.p.A.	862	39,245
Intesa Sanpaolo S.p.A.	102,380	222,694
Italgas S.p.A.(b)	10,456	67,318
Iveco Group N.V.(a)	10,865	68,962
Mediobanca Banca di Credito Finanziario S.p.A.	8,491	86,903
Moncler S.p.A.	895	42,857
Pirelli & C S.p.A.(c)	14,634	72,144
Poste Italiane S.p.A.(c)	6,605	71,287
Prysmian S.p.A.	5,724	184,323
Reply S.p.A.	621	84,287
Snam S.p.A.	10,784	62,498
Telecom Italia S.p.A.(b)	73,189	23,333
Terna Rete Elettrica Nazionale S.p.A.(b)	8,437	71,311
UniCredit S.p.A.	42,241	493,233
UnipolSai Assicurazioni S.p.A.	9,983	27,548
		2,682,706
Japan-29.25%
Advance Residence Investment Corp.	15	42,034
Advantest Corp.	1,300	89,937

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Aeon Co. Ltd.	2,300	$42,149
AEON REIT Investment Corp.	33	39,530
AGC, Inc.	13,700	517,031
Ain Holdings, Inc.	500	22,465
Air Water, Inc.	2,600	35,288
Aisin Corp.	9,000	295,581
Ajinomoto Co., Inc.	9,000	219,255
Alfresa Holdings Corp.	2,700	35,512
Aozora Bank Ltd.	5,100	105,294
Asahi Group Holdings Ltd.	6,000	202,418
Asahi Kasei Corp.	5,400	43,781
Asics Corp.	6,700	116,141
Astellas Pharma, Inc.	10,117	162,201
Bandai Namco Holdings, Inc.	773	57,835
BayCurrent Consulting, Inc.	300	94,796
Benesse Holdings, Inc.	2,300	36,830
BIPROGY, Inc.	1,100	24,164
Bridgestone Corp.	6,886	272,078
Brother Industries Ltd.	2,600	48,041
Canon Marketing Japan, Inc.	1,600	37,436
Canon, Inc.	18,800	473,781
Chiba Bank Ltd. (The)	24,200	124,344
Chubu Electric Power Co., Inc.	6,315	63,373
Chugoku Bank Ltd. (The)	4,600	32,897
COMSYS Holdings Corp.	1,236	23,289
Concordia Financial Group Ltd.	20,100	67,966
Cosmo Energy Holdings Co. Ltd.	3,800	104,862
Credit Saison Co. Ltd.	5,600	65,209
CyberAgent, Inc.	2,200	23,788
Dai Nippon Printing Co. Ltd.	13,000	297,097
Daicel Corp.	14,600	94,311
Dai-ichi Life Holdings, Inc.	29,200	597,755
Daikin Industries Ltd.	200	32,158
Daio Paper Corp.	3,100	34,194
Daito Trust Construction Co. Ltd.	2,681	237,579
Daiwa House Industry Co. Ltd.	10,200	246,189
Daiwa House REIT Investment Corp.	36	89,129
Daiwa Securities Group, Inc.	99,500	484,023
Denso Corp.	900	55,107
Dentsu Group, Inc.	8,100	270,745
Descente Ltd.	1,400	27,783
DIC Corp.	3,300	63,566
Disco Corp.	200	54,569
DMG Mori Co. Ltd.	3,900	57,479
Dowa Holdings Co. Ltd.	1,800	65,972
Ebara Corp.(b)	7,000	301,994
Electric Power Development Co. Ltd.	10,700	169,344
ENEOS Holdings, Inc.	48,100	194,875
Fuji Electric Co. Ltd.	4,700	222,496
FUJIFILM Holdings Corp.	4,600	254,127
Fujitsu Ltd.	1,200	180,450
Fukuoka Financial Group, Inc.	8,800	150,423
Fuyo General Lease Co. Ltd.	800	45,832
GLP J-Reit(a)	40	51,522
GungHo Online Entertainment, Inc.	4,000	75,899
H.U. Group Holdings, Inc.	1,300	27,012
Hachijuni Bank Ltd. (The)	29,500	102,962
Haseko Corp.	9,000	107,738
Hino Motors Ltd.(a)	10,800	60,278
Hirogin Holdings, Inc.	10,000	47,029
Hirose Electric Co. Ltd.	400	55,719
Hitachi Ltd.	5,700	297,971
	Shares	Value
Japan-(continued)
Hitachi Metals Ltd.(a)	2,300	$36,991
Hitachi Transport System Ltd.	2,400	158,389
Honda Motor Co. Ltd.	8,700	215,530
Horiba Ltd.	1,000	51,926
Hoya Corp.	747	80,190
Hulic Co. Ltd.	3,500	28,676
Ibiden Co. Ltd.	2,500	92,017
Idemitsu Kosan Co. Ltd.	12,900	350,966
IHI Corp.	9,700	273,330
Iida Group Holdings Co. Ltd.	1,581	25,009
Industrial & Infrastructure Fund Investment Corp.(a)	20	29,601
INFRONEER Holdings, Inc.	9,600	69,550
Inpex Corp.	43,600	569,042
Internet Initiative Japan, Inc.	3,500	128,824
Isetan Mitsukoshi Holdings Ltd.	6,800	56,929
Isuzu Motors Ltd.	27,600	324,176
Ito En Ltd.	600	25,512
ITOCHU Corp.	7,600	218,291
Itoham Yonekyu Holdings, Inc.	5,000	24,914
Japan Aviation Electronics Industry Ltd.	2,000	30,751
Japan Exchange Group, Inc.	2,400	37,937
Japan Logistics Fund, Inc.	12	30,223
Japan Metropolitan Fund Investment Corp.	45	38,093
Japan Post Holdings Co. Ltd.	13,300	99,209
Japan Post Insurance Co. Ltd.	4,000	66,104
Japan Prime Realty Investment Corp.	12	38,291
Japan Real Estate Investment Corp.	9	44,704
Japan Steel Works Ltd. (The)	3,100	77,955
Japan Tobacco, Inc.	11,186	203,512
Jeol Ltd.	1,200	58,766
JFE Holdings, Inc.	35,900	442,872
JSR Corp.	1,200	38,058
JTEKT Corp.	5,500	41,941
Kadokawa Corp.	2,800	65,514
Kajima Corp.	20,500	220,864
Kaken Pharmaceutical Co. Ltd.	900	25,186
Kamigumi Co. Ltd.	4,158	82,517
Kandenko Co. Ltd.	3,800	23,690
Kansai Electric Power Co., Inc. (The)	24,300	236,870
Katitas Co. Ltd.	1,100	25,011
Kawasaki Kisen Kaisha Ltd.	6,000	477,593
KDDI Corp.	3,174	110,681
Kewpie Corp.	3,500	57,869
Kikkoman Corp.	2,000	106,650
Kinden Corp.	2,370	27,358
Kirin Holdings Co. Ltd.	7,300	113,065
Kobayashi Pharmaceutical Co. Ltd.	500	33,620
Kobe Bussan Co. Ltd.	2,900	70,446
Kobe Steel Ltd.	8,200	43,344
Kokuyo Co. Ltd.	2,256	28,935
Komatsu Ltd.	1,500	37,265
Konami Holdings Corp.	1,100	75,246
Konica Minolta, Inc.	9,300	31,230
K’s Holdings Corp.	2,960	29,636
Kubota Corp.	2,300	42,444
Kuraray Co. Ltd.	5,976	49,937
Kurita Water Industries Ltd.	1,592	61,690
Kyocera Corp.	1,200	67,787
Kyowa Kirin Co. Ltd.	1,364	29,444
Kyushu Electric Power Co., Inc.	5,516	35,889
LaSalle Logiport REIT	34	48,392
Lasertec Corp.	600	87,590

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Lawson, Inc.	1,300	$46,080
Lintec Corp.	2,632	49,103
Lixil Corp.	2,400	45,875
Makita Corp.	1,031	28,234
Marubeni Corp.	69,500	731,224
Marui Group Co. Ltd.	2,900	55,117
Maruichi Steel Tube Ltd.	3,424	79,315
MatsukiyoCocokara & Co.	900	34,630
Mazda Motor Corp.	26,600	225,173
Mebuki Financial Group, Inc.	41,200	77,823
Medipal Holdings Corp.	4,800	67,273
MEIJI Holdings Co. Ltd.	2,648	130,501
MINEBEA MITSUMI, Inc.	3,400	63,695
MISUMI Group, Inc.	2,900	65,757
Mitsubishi Chemical Holdings Corp.	35,300	210,244
Mitsubishi Corp.	9,300	320,470
Mitsubishi Electric Corp.	4,672	51,425
Mitsubishi Estate Co. Ltd.	4,400	65,293
Mitsubishi HC Capital, Inc.	10,100	48,127
Mitsubishi Heavy Industries Ltd.	3,800	144,444
Mitsubishi Materials Corp.	2,700	41,556
Mitsubishi UFJ Financial Group, Inc.	8,600	48,781
Mitsui & Co. Ltd.	17,900	449,709
Mitsui Chemicals, Inc.	2,600	63,765
Mitsui Fudosan Co. Ltd.	5,200	113,867
Mitsui Fudosan Logistics Park, Inc.(a)	8	34,576
Mitsui High-Tec, Inc.	800	68,965
Mitsui Mining & Smelting Co. Ltd.	2,300	60,877
Mitsui OSK Lines Ltd.	15,300	409,721
Mizuho Financial Group, Inc.	9,100	107,450
Morinaga Milk Industry Co. Ltd.	2,400	86,284
MS&AD Insurance Group Holdings, Inc.	6,400	203,624
Murata Manufacturing Co. Ltd.	400	25,807
Nagase & Co. Ltd.	8,700	122,745
NEC Corp.	1,300	52,649
NGK Insulators Ltd.	3,800	56,596
NGK Spark Plug Co. Ltd.	12,900	244,974
NH Foods Ltd.	2,400	73,131
NHK Spring Co. Ltd.	12,100	86,815
Nichirei Corp.	2,800	49,364
Nihon Kohden Corp.	2,500	59,466
Nikon Corp.	4,900	61,133
Nintendo Co. Ltd.	100	44,634
Nippon Accommodations Fund, Inc.	6	31,249
Nippon Building Fund, Inc.	18	97,944
Nippon Electric Glass Co. Ltd.	8,400	178,193
Nippon Express Holdings, Inc.	1,100	63,702
Nippon Kayaku Co. Ltd.	7,095	61,384
Nippon Prologis REIT, Inc.(a)	18	47,993
Nippon Sanso Holdings Corp.	4,500	84,791
Nippon Shinyaku Co. Ltd.	700	43,367
Nippon Steel Corp.	18,700	327,136
Nippon Telegraph & Telephone Corp.	1,541	46,849
Nippon Yusen K.K.	4,700	390,921
Nissan Chemical Corp.	1,600	90,544
Nissan Motor Co. Ltd.	28,200	109,735
Nisshin Seifun Group, Inc.	3,700	43,315
Nissin Foods Holdings Co. Ltd.	1,530	100,141
Nitto Denko Corp.	914	66,430
NOF Corp.	764	29,189
Nomura Holdings, Inc.	14,800	58,547
Nomura Real Estate Holdings, Inc.(a)	2,300	57,659
	Shares	Value
Japan-(continued)
Nomura Real Estate Master Fund, Inc.	32	$41,740
Nomura Research Institute Ltd.	1,500	41,393
NTT Data Corp.	6,200	97,546
Obayashi Corp.	20,600	146,199
Obic Co. Ltd.	185	27,438
Oji Holdings Corp.	12,100	53,330
Olympus Corp.	2,300	48,103
Omron Corp.	500	28,862
Ono Pharmaceutical Co. Ltd.	3,300	87,319
Open House Group Co. Ltd.	2,900	121,054
ORIX Corp.	29,400	560,256
ORIX JREIT, Inc.	19	27,500
Osaka Gas Co. Ltd.	12,360	231,165
OSG Corp.	1,900	24,443
Otsuka Holdings Co. Ltd.	1,400	46,676
Panasonic Holdings Corp.	9,800	90,195
Persol Holdings Co. Ltd.	6,700	130,568
Renesas Electronics Corp.(a)	10,300	122,020
Rengo Co. Ltd.	7,200	38,842
Resona Holdings, Inc.	75,200	279,709
Ricoh Co. Ltd.	9,500	80,050
Rohm Co. Ltd.	500	41,276
Rohto Pharmaceutical Co. Ltd.	3,800	97,625
Sankyo Co. Ltd.	1,100	36,597
Sanwa Holdings Corp.	3,590	34,492
Sapporo Holdings Ltd.	4,300	93,390
SBI Holdings, Inc.	1,200	24,411
SCREEN Holdings Co. Ltd.	1,900	175,312
Secom Co. Ltd.	942	62,219
Sega Sammy Holdings, Inc.	4,100	76,362
Seiko Epson Corp.	10,900	182,761
Sekisui Chemical Co. Ltd.	4,400	63,275
Sekisui House Ltd.	12,485	221,517
Seven & i Holdings Co. Ltd.	4,700	197,652
Seven Bank Ltd.	14,900	28,029
SG Holdings Co. Ltd.	4,600	82,993
SHIFT, Inc.(a)	300	46,360
Shikoku Electric Power Co., Inc.	6,200	37,303
Shimadzu Corp.	2,693	99,120
Shimamura Co. Ltd.	300	25,419
Shimano, Inc.	407	72,086
Shimizu Corp.	9,600	51,117
Shin-Etsu Chemical Co. Ltd.	269	38,339
Shinko Electric Industries Co. Ltd.	2,000	73,769
Shinsei Bank Ltd.	2,300	34,273
Shionogi & Co. Ltd.	3,063	163,739
Shizuoka Bank Ltd. (The)	11,500	67,134
SHO-BOND Holdings Co. Ltd.	1,026	46,098
Skylark Holdings Co. Ltd.	2,400	28,805
SMC Corp.	100	51,778
Softbank Corp.	5,600	64,425
Sojitz Corp.	29,000	459,645
Sompo Holdings, Inc.	14,800	672,785
Sony Group Corp.	469	44,168
Subaru Corp.	6,000	103,891
Sumitomo Bakelite Co. Ltd.	1,300	43,908
Sumitomo Chemical Co. Ltd.	49,100	202,667
Sumitomo Corp.	19,300	277,547
Sumitomo Electric Industries Ltd.	10,000	110,809
Sumitomo Forestry Co. Ltd.	7,500	115,434
Sumitomo Heavy Industries Ltd.	4,000	94,213
Sumitomo Metal Mining Co. Ltd.	3,500	147,351

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Sumitomo Mitsui Financial Group, Inc.	2,800	$85,364
Sumitomo Mitsui Trust Holdings, Inc.	5,100	153,739
Sumitomo Realty & Development Co. Ltd.	2,700	72,933
Sumitomo Rubber Industries Ltd.	11,000	100,641
Suntory Beverage & Food Ltd.	2,784	104,201
Suzuken Co. Ltd.	1,100	29,970
Suzuki Motor Corp.	5,800	172,136
T&D Holdings, Inc.	40,200	460,607
Taiheiyo Cement Corp.	1,500	22,445
Taisei Corp.	3,200	95,767
Taiyo Yuden Co. Ltd.	1,500	61,915
Takashimaya Co. Ltd.	4,300	42,784
Takeda Pharmaceutical Co. Ltd.	1,600	46,055
TDK Corp.	2,300	79,828
TechnoPro Holdings, Inc.	3,400	78,601
Terumo Corp.	1,500	48,622
TIS, Inc.	5,100	133,798
Tobu Railway Co. Ltd.	1,400	31,418
Toda Corp.	5,000	26,274
Toho Co. Ltd.	1,248	49,379
Tokio Marine Holdings, Inc.	6,300	365,625
Tokyo Electric Power Co. Holdings, Inc.(a)	78,200	292,388
Tokyo Electron Ltd.	100	45,847
Tokyo Gas Co. Ltd.	8,689	169,599
Tokyo Ohka Kogyo Co. Ltd.	1,300	74,678
Tokyo Tatemono Co. Ltd.	10,800	143,978
Tokyu Corp.	4,600	52,277
Tokyu Fudosan Holdings Corp.	23,000	118,714
Toppan, Inc.	19,100	360,041
Toray Industries, Inc.	20,600	106,695
Toshiba Corp.	9,900	444,036
Toshiba TEC Corp.	1,300	41,028
Tosoh Corp.	3,900	56,842
Toyo Seikan Group Holdings Ltd.	16,200	173,277
Toyo Suisan Kaisha Ltd.	3,144	117,675
Toyota Boshoku Corp.	6,300	102,205
Toyota Industries Corp.	600	38,711
Toyota Motor Corp.	1,600	26,398
Toyota Tsusho Corp.	6,600	252,672
Trend Micro, Inc.	1,700	100,035
TS Tech Co. Ltd.	3,300	33,604
UBE Corp.	3,600	55,464
Ulvac, Inc.	3,200	136,313
Unicharm Corp.	900	30,936
United Urban Investment Corp.	28	31,299
Ushio, Inc.	3,900	54,114
USS Co. Ltd.	2,106	38,455
Yakult Honsha Co. Ltd.	1,900	104,715
Yamaguchi Financial Group, Inc.	8,900	49,742
Yamaha Corp.	600	24,812
Yamaha Motor Co. Ltd.	13,300	270,146
Yamato Kogyo Co. Ltd.	1,700	56,691
Yaoko Co. Ltd.	700	35,097
Yaskawa Electric Corp.	700	24,404
Yokogawa Electric Corp.	1,700	30,632
Yokohama Rubber Co. Ltd. (The)	6,000	77,143
Zenkoku Hosho Co. Ltd.	655	21,766
Zensho Holdings Co. Ltd.	1,200	27,685
		34,958,774
Luxembourg-0.27%
ArcelorMittal S.A.	5,246	168,340
Eurofins Scientific SE	497	46,224
	Shares	Value
Luxembourg-(continued)
L’Occitane International S.A.	24,250	$76,346
RTL Group S.A.(b)	770	35,568
		326,478
Netherlands-1.88%
Aalberts N.V.	2,647	131,061
ABN AMRO Bank N.V., CVA(b)(c)	13,057	152,532
Aegon N.V.	22,843	121,692
ASM International N.V.	508	157,463
ASR Nederland N.V.(b)	5,295	241,072
BE Semiconductor Industries N.V.	1,454	88,721
Euronext N.V.(c)	302	26,076
EXOR N.V.	701	51,590
IMCD N.V.(b)	562	84,105
ING Groep N.V.	25,366	285,972
Koninklijke Ahold Delhaize N.V.	8,058	221,889
Koninklijke DSM N.V.	369	62,179
Koninklijke KPN N.V.	28,056	101,977
NN Group N.V.	5,401	267,941
Randstad N.V.	1,509	84,964
Shell PLC	1,604	48,041
Wolters Kluwer N.V.	1,222	120,618
		2,247,893
New Zealand-0.72%
Auckland International Airport Ltd.(a)	9,489	46,203
Contact Energy Ltd.	33,500	162,461
Fisher & Paykel Healthcare Corp. Ltd.	4,431	60,572
Fletcher Building Ltd.	44,110	155,627
Infratil Ltd.(b)	11,338	57,125
Kiwi Property Group Ltd.	43,663	29,275
Mainfreight Ltd.	3,186	157,556
Meridian Energy Ltd.(b)	9,623	29,441
SKYCITY Entertainment Group Ltd.	14,389	24,540
Spark New Zealand Ltd.	44,092	139,490
		862,290
Nigeria-0.12%
Airtel Africa PLC(c)	73,678	143,556
Norway-0.66%
Aker BP ASA	881	38,218
DNB Bank ASA	1,931	39,059
Equinor ASA	2,355	90,335
Gjensidige Forsikring ASA	1,371	29,868
Leroy Seafood Group ASA	4,546	35,664
Mowi ASA	3,550	92,406
Nordic Semiconductor ASA(a)	5,538	108,425
Norsk Hydro ASA	26,367	210,808
Orkla ASA	4,684	36,732
Salmar ASA	735	54,417
TOMRA Systems ASA	2,716	55,223
		791,155
Poland-0.75%
Bank Polska Kasa Opieki S.A.	2,575	56,144
Cyfrowy Polsat S.A.	5,783	30,346
Dino Polska S.A.(a)(c)	461	32,244
LPP S.A.(b)	52	124,760
Polski Koncern Naftowy ORLEN S.A.	11,531	199,268
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	26,204	195,350
Powszechny Zaklad Ubezpieczen S.A.	15,347	116,206
Santander Bank Polska S.A.	2,338	140,837
		895,155

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Portugal-0.23%
Galp Energia SGPS S.A.	5,928	$77,856
Jeronimo Martins SGPS S.A.	9,626	196,647
		274,503
Singapore-1.89%
Ascendas REIT	28,329	57,654
Ascott Residence Trust	40,600	34,354
BOC Aviation Ltd.(b)(c)	7,300	60,294
CapitaLand Integrated Commercial Trust	54,700	87,383
CapitaLand Investment Ltd.	25,300	72,897
City Developments Ltd.	6,100	36,754
ComfortDelGro Corp. Ltd.	27,700	29,096
DBS Group Holdings Ltd.	7,400	167,012
Frasers Logistics & Commercial Trust(c)	60,000	59,523
Jardine Cycle & Carriage Ltd.	3,700	79,080
Kenon Holdings Ltd.	1,838	103,382
Keppel Corp. Ltd.	22,800	114,590
Keppel REIT	32,500	27,263
Mapletree Industrial Trust	16,700	30,211
Mapletree Logistics Trust	29,875	35,739
NetLink NBN Trust(c)	65,100	46,063
Olam Group Ltd.	67,600	75,445
Oversea-Chinese Banking Corp. Ltd.	23,300	201,064
Sembcorp Industries Ltd.	119,500	248,432
Singapore Exchange Ltd.	7,645	53,145
Singapore Technologies Engineering Ltd.	25,727	77,130
Singapore Telecommunications Ltd.	34,300	64,802
StarHub Ltd.	36,200	32,744
STMicroelectronics N.V.	1,695	67,601
Suntec REIT	75,900	93,013
United Overseas Bank Ltd.	11,000	236,786
UOL Group Ltd.	6,300	34,237
Venture Corp. Ltd.	2,600	33,986
		2,259,680
South Africa-0.23%
Anglo American PLC	5,601	274,381
South Korea-9.08%
BGF retail Co. Ltd.	306	45,386
BNK Financial Group, Inc.	38,042	242,605
Cheil Worldwide, Inc.	4,713	99,045
CJ CheilJedang Corp.	260	82,695
CJ Corp.	654	45,144
Coway Co. Ltd.	2,314	133,730
Daewoo Engineering & Construction Co. Ltd.(a)	8,494	44,969
DB Insurance Co. Ltd.	5,844	307,032
DGB Financial Group, Inc.	19,943	139,917
DL E&C Co. Ltd.	1,276	53,940
Doosan Bobcat, Inc.	1,116	34,277
Doosan Enerbility Co. Ltd.(a)	3,180	53,334
Ecopro BM Co. Ltd.	124	50,614
Ecopro BM Co. Ltd., Rts., expiring 06/30/2022(a)	6	749
F&F Co. Ltd.	325	38,353
GS Engineering & Construction Corp.	4,141	133,214
GS Holdings Corp.	5,824	213,716
Hana Financial Group, Inc.	22,759	910,581
Hanwha Aerospace Co. Ltd.	3,362	146,469
Hanwha Corp.	3,713	86,733
Hanwha Corp., Preference Shares	2,933	36,627
Hanwha Life Insurance Co. Ltd.	26,114	55,512
HD Hyundai Co. Ltd.	1,380	69,714
HMM Co. Ltd.	4,931	129,333
HYBE Co. Ltd.(a)	136	25,393
	Shares	Value
South Korea-(continued)
Hyundai Doosan Infracore Co. Ltd.(a)	11,200	$57,937
Hyundai Engineering & Construction Co. Ltd.	4,958	173,522
Hyundai Glovis Co. Ltd.	495	84,821
Hyundai Marine & Fire Insurance Co. Ltd.	7,794	197,811
Hyundai Mipo Dockyard Co. Ltd.(a)	750	50,800
Hyundai Mobis Co. Ltd.	169	29,847
Hyundai Steel Co.	2,481	82,720
Iljin Materials Co. Ltd.	346	25,142
Industrial Bank of Korea	27,065	246,105
Kakao Games Corp.(a)	483	24,400
KB Financial Group, Inc.	16,210	791,371
KCC Corp.	560	157,970
KEPCO Plant Service & Engineering Co. Ltd.	1,218	36,967
Kia Corp.	1,398	96,838
Korea Aerospace Industries Ltd.	1,452	61,615
Korea Electric Power Corp.(a)	7,265	137,114
Korea Gas Corp.	2,649	94,959
Korea Investment Holdings Co. Ltd.	1,793	103,766
Korea Zinc Co. Ltd.	346	166,400
Krafton, Inc.(a)	118	24,750
KT&G Corp.	3,202	219,989
L&F Co. Ltd.(a)	308	64,652
LG Corp.	1,082	70,139
LG Display Co. Ltd.	5,144	72,137
LG Electronics, Inc.	474	40,228
LG Innotek Co. Ltd.	1,662	517,192
LG Uplus Corp.	19,107	213,896
LOTTE Chilsung Beverage Co. Ltd.	322	50,882
LOTTE Fine Chemical Co. Ltd.	1,876	127,220
Meritz Financial Group, Inc.	3,528	93,247
Mirae Asset Securities Co. Ltd.	8,939	58,957
Mirae Asset Securities Co. Ltd., Second Pfd.	12,454	43,788
NH Investment & Securities Co. Ltd.	15,169	132,416
NongShim Co. Ltd.	325	72,502
Pan Ocean Co. Ltd.	4,688	28,798
Pearl Abyss Corp.(a)	639	32,745
POSCO Holdings, Inc.	1,408	328,897
Posco International Corp.	1,611	30,795
Samsung C&T Corp.	754	73,742
Samsung Card Co. Ltd.	1,862	51,246
Samsung Electro-Mechanics Co. Ltd.	374	46,705
Samsung Engineering Co. Ltd.(a)	10,475	207,857
Samsung Fire & Marine Insurance Co. Ltd.	3,061	492,353
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	275	36,120
Samsung Life Insurance Co. Ltd.	964	53,062
SD Biosensor, Inc.	671	27,118
Shinhan Financial Group Co. Ltd.	6,526	227,081
Shinsegae, Inc.	170	34,833
SK Hynix, Inc.	383	33,434
SK Innovation Co. Ltd.(a)	328	57,132
SK Square Co. Ltd.(a)	1,684	64,382
SK Telecom Co. Ltd.	4,946	228,271
SK, Inc.	838	167,979
SKC Co. Ltd.	474	61,683
S-Oil Corp.	630	59,069
Woori Financial Group, Inc.	73,237	882,017
Yuhan Corp.	613	29,927
		10,856,428
Spain-2.61%
Acciona S.A.	281	54,033
ACS Actividades de Construccion y Servicios S.A.	1,183	33,456

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Spain-(continued)
Amadeus IT Group S.A.(a)	426	$26,395
Banco Bilbao Vizcaya Argentaria S.A.	81,268	442,169
Banco Santander S.A.	81,692	263,807
Bankinter S.A.	21,638	137,178
CaixaBank S.A.	106,725	385,061
Enagas S.A.	5,583	127,451
Ferrovial S.A.	6,171	158,723
Ferrovial S.A.	69	1,775
Fluidra S.A.	1,999	52,765
Mapfre S.A.	50,167	92,865
Merlin Properties SOCIMI S.A.	13,029	146,971
Naturgy Energy Group S.A.	1,258	37,922
Red Electrica Corp. S.A.	13,081	270,311
Repsol S.A.	29,464	473,292
Telefonica S.A.	76,247	413,299
		3,117,473
Sweden-4.08%
Alfa Laval AB	2,747	74,012
Assa Abloy AB, Class B	5,237	128,574
Beijer Ref AB	4,824	76,573
Boliden AB	9,711	406,658
Castellum AB	5,436	105,401
Epiroc AB, Class A	2,265	43,732
EQT AB	1,115	32,617
Essity AB, Class B	3,167	82,933
Fastighets AB Balder, Class B	29,214	210,692
Getinge AB, Class B	8,961	259,204
Hexagon AB, Class B	5,172	62,855
Holmen AB, Class B	3,265	167,261
Husqvarna AB, Class B	3,752	33,755
Industrivarden AB, Class A	1,178	30,462
Industrivarden AB, Class C	1,026	26,542
Indutrade AB	1,791	40,347
Investment AB Latour, Class B(b)	1,325	32,463
Investor AB, Class A	2,328	48,470
Investor AB, Class B	5,826	108,985
Kinnevik AB, Class B(a)	2,344	46,683
L E Lundbergforetagen AB, Class B	856	42,058
Lifco AB, Class B	4,155	85,320
Lundin Energy AB	6,453	311,977
Nibe Industrier AB, Class B	8,244	71,708
Sagax AB, Class B	6,106	166,011
Samhallsbyggnadsbolaget i Norden AB, Class B(b)	140,751	391,309
Sandvik AB	3,487	71,282
Skandinaviska Enskilda Banken AB, Class A	18,929	208,567
Skanska AB, Class B	10,586	182,210
Svenska Cellulosa AB S.C.A., Class B	4,615	83,421
Svenska Handelsbanken AB, Class A	6,852	67,290
Swedbank AB, Class A	12,018	181,247
Swedish Match AB	17,989	185,523
Swedish Orphan Biovitrum AB, Class B(a)	11,128	232,259
Tele2 AB, Class B	16,533	201,854
Telia Co. AB(b)	35,533	145,348
Thule Group AB(b)(c)	1,480	49,436
Trelleborg AB, Class B	4,327	100,660
Vitrolife AB	1,061	31,341
Volvo AB, Class B	2,906	50,809
		4,877,849
Switzerland-2.39%
ABB Ltd.	1,720	52,719
Alcon, Inc.	817	61,197
	Shares	Value
Switzerland-(continued)
Baloise Holding AG	569	$96,758
Barry Callebaut AG	19	41,665
Belimo Holding AG	264	105,484
BKW AG	217	24,721
Chocoladefabriken Lindt & Spruengli AG, PC	10	100,569
Cie Financiere Richemont S.A.	967	107,288
DKSH Holding AG	1,114	92,974
Emmi AG	28	26,523
EMS-Chemie Holding AG	29	24,839
Geberit AG	83	45,529
Georg Fischer AG	740	41,611
Givaudan S.A.(b)	10	36,743
Helvetia Holding AG	964	118,771
Holcim AG(a)	1,230	60,926
Julius Baer Group Ltd.(a)	936	48,091
Lonza Group AG	74	44,560
Partners Group Holding AG	36	38,665
PSP Swiss Property AG	354	42,175
SGS S.A.	11	27,312
Sika AG	168	46,533
Sonova Holding AG, Class A	488	172,586
Straumann Holding AG	720	91,601
Swatch Group AG (The), BR(b)	170	43,699
Swiss Life Holding AG	695	393,704
Swiss Prime Site AG	610	61,410
Swisscom AG(b)	163	96,383
UBS Group AG	13,204	248,569
VAT Group AG(a)(c)	434	128,676
Vifor Pharma AG(a)	1,023	178,602
Zurich Insurance Group AG	351	160,386
		2,861,269
United Kingdom-9.25%
3i Group PLC	10,545	168,715
Admiral Group PLC	1,943	54,436
Ashtead Group PLC	1,584	82,907
Auto Trader Group PLC(c)	8,055	59,855
Aviva PLC(a)	54,450	295,081
B&M European Value Retail S.A.	29,378	144,287
BAE Systems PLC	38,700	368,729
Barclays PLC	27,665	58,945
BP PLC	45,815	250,739
British American Tobacco PLC	2,979	131,480
BT Group PLC	187,781	443,147
Bunzl PLC	8,248	287,629
Burberry Group PLC	2,784	60,104
Centrica PLC(a)	773,891	772,271
CNH Industrial N.V.	17,217	255,814
Compass Group PLC	5,018	112,412
Croda International PLC	1,081	94,141
DCC PLC	1,633	115,458
Dechra Pharmaceuticals PLC	1,134	51,965
Derwent London PLC	886	33,208
Diageo PLC	810	37,516
Direct Line Insurance Group PLC	29,121	94,432
DS Smith PLC	10,959	42,319
Entain PLC(a)	3,064	56,456
Experian PLC	2,541	85,056
Halma PLC	1,402	39,385
Hiscox Ltd.	5,615	65,416
Howden Joinery Group PLC	6,980	60,012
HSBC Holdings PLC	12,032	80,824
IMI PLC	10,521	187,093

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC	31,076	$701,252
InterContinental Hotels Group PLC	552	34,311
Intermediate Capital Group PLC	1,376	27,313
Intertek Group PLC	540	31,544
ITV PLC	24,886	22,043
J Sainsbury PLC	93,885	270,251
JD Sports Fashion PLC	15,390	23,789
Kingfisher PLC	58,775	195,260
Legal & General Group PLC	32,464	106,255
Lloyds Banking Group PLC	747,861	423,102
M&G PLC	105,439	287,164
Meggitt PLC(a)	11,431	111,650
National Grid PLC	12,434	183,503
NatWest Group PLC	24,985	71,857
Pennon Group PLC	4,306	54,323
Phoenix Group Holdings PLC	9,325	74,933
RELX PLC	3,555	101,973
Rentokil Initial PLC(b)	7,860	50,144
Rightmove PLC	7,608	57,607
Rolls-Royce Holdings PLC(a)	32,359	35,354
RS GROUP PLC	4,600	56,148
Sage Group PLC (The)	16,208	134,123
Schroders PLC	633	23,630
Segro PLC	39,415	550,397
Severn Trent PLC	6,932	254,666
Smiths Group PLC	4,293	84,133
Spirax-Sarco Engineering PLC	373	49,665
SSE PLC	13,935	311,204
St James’s Place PLC	28,945	472,044
Standard Chartered PLC	7,556	59,975
Tate & Lyle PLC	9,347	87,702
Tesco PLC	182,110	594,440
Travis Perkins PLC	3,010	45,750
United Utilities Group PLC	19,995	266,613
Vodafone Group PLC	89,567	147,401
Wise PLC, Class A(a)	10,327	47,818
WPP PLC	35,829	415,700
		11,054,869
United States-1.41%
Amcor PLC, CDI	17,294	227,399
	Shares	Value
United States-(continued)
Avast PLC(c)	15,378	$94,133
Ferguson PLC	1,774	213,114
GSK PLC	4,782	104,420
James Hardie Industries PLC, CDI	5,117	132,511
QIAGEN N.V.(a)	1,660	76,128
Signify N.V.	5,190	206,713
Sims Ltd.	13,896	175,841
Stellantis N.V.	6,740	100,607
Swiss Re AG	2,551	210,031
Tenaris S.A.	5,377	90,002
Waste Connections, Inc.	421	53,721
		1,684,620
Total Common Stocks & Other Equity Interests (Cost $124,008,310)		118,874,619
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $177,002)	177,002	177,002
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $124,185,312)		119,051,621
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.94%
Invesco Private Government Fund, 0.74%(d)(e)(f)	1,413,775	1,413,775
Invesco Private Prime Fund, 0.87%(d)(e)(f)	3,298,479	3,298,809
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,712,335)		4,712,584
TOTAL INVESTMENTS IN SECURITIES-103.55% (Cost $128,897,647)		123,764,205
OTHER ASSETS LESS LIABILITIES-(3.55)%		(4,239,559)
NET ASSETS-100.00%		$119,524,646

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $1,246,729, which represented 1.04% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$171,506	$6,101,064	$(6,095,568)	$-	$-	$177,002	$99
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	917,731	8,757,393	(8,261,349)	-	-	1,413,775	1,306*
Invesco Private Prime Fund	2,139,126	17,753,015	(16,592,901)	249	(680)	3,298,809	3,860*
Total	$3,228,363	$32,611,472	$(30,949,818)	$249	$(680)	$4,889,586	$5,265

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.00%
Alphabet, Inc., Class A(b)	495	$1,126,244
Alphabet, Inc., Class C(b)	488	1,113,021
Charter Communications, Inc., Class A(b)	793	401,995
DISH Network Corp., Class A(b)	44,481	1,015,501
Fox Corp., Class A(c)	132,689	4,711,786
Fox Corp., Class B	48,720	1,593,631
IAC/InterActiveCorp.(b)	14,478	1,234,973
Interpublic Group of Cos., Inc. (The)	233,266	7,518,163
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	12,800	797,312
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	10,735	443,463
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	18,260	750,486
Lumen Technologies, Inc.(c)	582,329	7,127,707
News Corp., Class A	113,029	1,966,705
News Corp., Class B	38,034	668,638
Nexstar Media Group, Inc., Class A	41,403	7,254,634
Omnicom Group, Inc.	30,507	2,276,127
Paramount Global, Class B(c)	26,357	904,836
Vimeo, Inc.(b)(c)	26,427	229,651
Warner Bros Discovery, Inc.(b)	25,957	478,907
		41,613,780
Consumer Discretionary-12.01%
Advance Auto Parts, Inc.	30,159	5,725,988
Aptiv PLC(b)	27,351	2,905,770
Aramark	14,651	505,020
AutoNation, Inc.(b)(c)	43,463	5,196,436
AutoZone, Inc.(b)	5,384	11,089,156
Bath & Body Works, Inc.	177,845	7,295,202
Best Buy Co., Inc.	78,344	6,428,909
BorgWarner, Inc.	62,946	2,537,983
Boyd Gaming Corp.	19,786	1,162,823
Brunswick Corp.(c)	25,671	1,931,229
Burlington Stores, Inc.(b)(c)	1,619	272,478
Capri Holdings Ltd.(b)	62,622	3,052,196
CarMax, Inc.(b)(c)	53,258	5,286,922
Carter’s, Inc.	10,276	791,766
Chipotle Mexican Grill, Inc.(b)	711	997,213
Choice Hotels International, Inc.	8,131	1,039,874
Columbia Sportswear Co.(c)	5,453	424,134
D.R. Horton, Inc.	76,924	5,780,839
Darden Restaurants, Inc.	21,258	2,657,250
Deckers Outdoor Corp.(b)	10,095	2,711,113
Dick’s Sporting Goods, Inc.	66,639	5,413,086
Dollar General Corp.	6,262	1,379,769
Dollar Tree, Inc.(b)	25,849	4,144,370
Domino’s Pizza, Inc.	5,581	2,026,852
DoorDash, Inc., Class A(b)(c)	5,535	425,697
eBay, Inc.	113,985	5,547,650
Etsy, Inc.(b)(c)	12,155	986,014
Five Below, Inc.(b)(c)	9,718	1,269,074
Floor & Decor Holdings, Inc., Class A(b)(c)	13,584	1,024,777
Foot Locker, Inc.	59,726	1,969,763
Ford Motor Co.	856,956	11,723,158
GameStop Corp., Class A(b)(c)	18,753	2,339,249
Gap, Inc. (The)(c)	39,257	433,005
Garmin Ltd.	10,673	1,127,282
General Motors Co.(b)	157,928	6,108,655
Gentex Corp.	22,845	710,023
Genuine Parts Co.	53,317	7,290,033
	Shares	Value
Consumer Discretionary-(continued)
H&R Block, Inc.	184,939	$6,517,250
Hanesbrands, Inc.(c)	103,524	1,228,830
Harley-Davidson, Inc.	21,394	752,641
Hasbro, Inc.	9,936	891,756
Hilton Worldwide Holdings, Inc.	11,291	1,590,450
Home Depot, Inc. (The)	1,929	584,005
Kohl’s Corp.	133,652	5,388,849
Lear Corp.	10,160	1,432,154
Leggett & Platt, Inc.	14,495	567,769
Lennar Corp., Class A	69,905	5,609,876
Lithia Motors, Inc., Class A(c)	3,134	954,209
LKQ Corp.	171,053	8,790,414
Lowe’s Cos., Inc.	14,919	2,913,681
lululemon athletica, inc.(b)	2,245	657,089
Marriott International, Inc., Class A	5,137	881,406
Marriott Vacations Worldwide Corp.	4,813	710,976
Mattel, Inc.(b)	79,163	1,988,575
McDonald’s Corp.	2,241	565,203
Mister Car Wash, Inc.(b)(c)	37,331	453,198
Mohawk Industries, Inc.(b)	20,876	2,953,119
Newell Brands, Inc.	53,137	1,139,257
NIKE, Inc., Class B	3,994	474,687
NVR, Inc.(b)	470	2,091,791
O’Reilly Automotive, Inc.(b)	8,060	5,135,590
Penske Automotive Group, Inc.(c)	32,002	3,684,710
Polaris, Inc.	19,931	2,123,648
Pool Corp.	7,813	3,114,418
PulteGroup, Inc.	55,023	2,490,341
PVH Corp.	7,676	543,998
Ralph Lauren Corp.	8,165	825,400
RH(b)(c)	4,074	1,181,786
Service Corp. International	63,284	4,431,779
Skechers U.S.A., Inc., Class A(b)(c)	41,666	1,641,640
Starbucks Corp.	4,874	382,609
Tapestry, Inc.	234,470	8,089,215
Target Corp.	22,427	3,630,483
Tempur Sealy International, Inc.(c)	138,047	3,640,299
Thor Industries, Inc.(c)	16,928	1,286,020
TJX Cos., Inc. (The)	8,874	564,120
Toll Brothers, Inc.	86,396	4,360,406
TopBuild Corp.(b)(c)	10,591	2,089,181
Tractor Supply Co.	33,272	6,233,842
Travel + Leisure Co.	19,171	979,830
Ulta Beauty, Inc.(b)	11,709	4,954,078
Under Armour, Inc., Class A(b)	39,154	414,249
Under Armour, Inc., Class C(b)	37,905	367,678
Vail Resorts, Inc.	4,073	1,027,251
Victoria’s Secret & Co.(b)(c)	29,050	1,197,150
Wayfair, Inc., Class A(b)(c)	1,746	103,695
Whirlpool Corp.	19,559	3,603,550
Williams-Sonoma, Inc.(c)	59,877	7,659,466
Wyndham Hotels & Resorts, Inc.	19,394	1,554,041
YETI Holdings, Inc.(b)	24,333	1,113,235
Yum! Brands, Inc.	10,248	1,244,825
		250,516,476
Consumer Staples-3.76%
Albertsons Cos., Inc., Class A	161,753	4,941,554
Altria Group, Inc.	23,829	1,288,911
Archer-Daniels-Midland Co.	101,128	9,184,445
Bunge Ltd.	81,716	9,668,637
Casey’s General Stores, Inc.	5,011	1,050,005
Church & Dwight Co., Inc.	8,784	791,087
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Constellation Brands, Inc., Class A	4,662	$1,144,381
Costco Wholesale Corp.	3,834	1,787,487
Coty, Inc., Class A(b)(c)	107,386	761,367
Darling Ingredients, Inc.(b)(c)	31,150	2,494,180
Estee Lauder Cos., Inc. (The), Class A	8,675	2,209,089
Flowers Foods, Inc.(c)	56,202	1,551,175
General Mills, Inc.	23,449	1,637,913
Hershey Co. (The)	11,301	2,392,535
Ingredion, Inc.	28,211	2,671,300
JM Smucker Co. (The)	13,923	1,745,526
Kellogg Co.	13,194	920,149
Keurig Dr Pepper, Inc.	19,939	692,681
Kimberly-Clark Corp.	7,241	963,198
Kraft Heinz Co. (The)	18,978	717,938
Kroger Co. (The)	191,831	10,161,288
Molson Coors Beverage Co., Class B	11,015	615,078
Mondelez International, Inc., Class A	12,133	771,173
PepsiCo, Inc.	2,952	495,198
Philip Morris International, Inc.	9,014	957,737
Pilgrim’s Pride Corp.(b)	41,607	1,386,345
Post Holdings, Inc.(b)(c)	5,703	468,958
Spectrum Brands Holdings, Inc.	31,043	2,723,713
Sysco Corp.	19,809	1,667,522
Tyson Foods, Inc., Class A	73,783	6,611,695
US Foods Holding Corp.(b)	16,992	562,775
Walgreens Boots Alliance, Inc.	76,104	3,335,638
		78,370,678
Energy-6.21%
Antero Midstream Corp.(c)	136,632	1,483,824
APA Corp.	108,116	5,082,533
Cheniere Energy, Inc.	60,667	8,297,426
Chevron Corp.	8,001	1,397,455
ConocoPhillips	44,072	4,951,930
Continental Resources, Inc.(c)	21,590	1,469,631
Coterra Energy, Inc.	61,929	2,126,023
Devon Energy Corp.	50,175	3,758,108
Diamondback Energy, Inc.	17,471	2,655,941
DT Midstream, Inc.(c)	34,727	2,017,639
EOG Resources, Inc.	80,268	10,993,505
EQT Corp.(c)	122,052	5,824,321
Exxon Mobil Corp.	14,166	1,359,936
Halliburton Co.	26,947	1,091,354
Hess Corp.	7,361	905,918
HF Sinclair Corp.	48,409	2,376,882
Kinder Morgan, Inc.	127,033	2,501,280
Marathon Oil Corp.	189,860	5,967,300
Marathon Petroleum Corp.	117,148	11,924,495
Occidental Petroleum Corp.	123,210	8,539,685
ONEOK, Inc.	136,188	8,967,980
Phillips 66	18,345	1,849,359
Pioneer Natural Resources Co.	21,144	5,876,763
Schlumberger N.V.	40,463	1,859,679
Targa Resources Corp.	95,036	6,844,493
Texas Pacific Land Corp.(c)	1,958	3,066,208
Valero Energy Corp.	80,737	10,463,515
Williams Cos., Inc. (The)	158,145	5,860,854
		129,514,037
Financials-19.84%
Affiliated Managers Group, Inc.(c)	35,139	4,695,273
Aflac, Inc.	95,167	5,764,265
AGNC Investment Corp.	48,862	597,582
	Shares	Value
Financials-(continued)
Alleghany Corp.(b)	2,094	$1,745,935
Allstate Corp. (The)	13,908	1,901,084
Ally Financial, Inc.	169,825	7,479,093
American Express Co.	17,661	2,981,530
American Financial Group, Inc.	71,521	10,105,917
American International Group, Inc.	33,069	1,940,489
Ameriprise Financial, Inc.	34,626	9,566,125
Aon PLC, Class A	10,277	2,833,061
Apollo Global Management, Inc.(c)	137,843	7,945,270
Arch Capital Group Ltd.(b)	75,417	3,579,291
Ares Management Corp., Class A(c)	22,762	1,619,972
Arthur J. Gallagher & Co.	14,416	2,334,527
Assurant, Inc.	16,832	2,974,046
Assured Guaranty Ltd.	69,763	4,105,553
Bank of America Corp.	24,519	912,107
Bank of New York Mellon Corp. (The)	107,659	5,017,986
Bank OZK(c)	77,873	3,229,393
Berkshire Hathaway, Inc., Class B(b)	2,337	738,445
BlackRock, Inc.	1,141	763,420
Blackstone, Inc., Class A	20,738	2,442,729
BOK Financial Corp.(c)	9,151	788,542
Brighthouse Financial, Inc.(b)	72,188	3,545,875
Brown & Brown, Inc.	36,148	2,146,107
Capital One Financial Corp.	98,828	12,636,148
Carlyle Group, Inc. (The)	30,670	1,181,715
Cboe Global Markets, Inc.	34,485	3,873,010
Charles Schwab Corp. (The)	22,475	1,575,497
Chubb Ltd.	14,914	3,151,179
Cincinnati Financial Corp.	48,767	6,235,349
Citizens Financial Group, Inc.	90,032	3,725,524
CME Group, Inc., Class A	4,864	967,109
Comerica, Inc.	77,142	6,418,986
Commerce Bancshares, Inc.	12,982	898,095
Credit Acceptance Corp.(b)(c)	6,006	3,575,432
Cullen/Frost Bankers, Inc.	25,658	3,206,737
Discover Financial Services	51,105	5,799,906
East West Bancorp, Inc.	72,850	5,357,389
Equitable Holdings, Inc.	45,226	1,375,323
Evercore, Inc., Class A	23,577	2,692,493
Everest Re Group Ltd.	8,214	2,320,455
F.N.B. Corp.	123,746	1,503,514
FactSet Research Systems, Inc.	4,003	1,528,265
Fidelity National Financial, Inc.	112,476	4,757,735
Fifth Third Bancorp	135,821	5,355,422
First American Financial Corp.	78,111	4,732,745
First Citizens BancShares, Inc., Class A	2,132	1,493,253
First Hawaiian, Inc.(c)	31,254	800,415
First Horizon Corp.	191,110	4,363,041
First Republic Bank	17,767	2,754,418
Franklin Resources, Inc.	115,106	3,117,070
Globe Life, Inc.	7,244	706,797
Goldman Sachs Group, Inc. (The)	4,800	1,568,880
Hanover Insurance Group, Inc. (The)	5,846	857,024
Hartford Financial Services Group, Inc. (The)	140,021	10,152,923
Huntington Bancshares, Inc.	190,403	2,642,794
Interactive Brokers Group, Inc., Class A	28,182	1,734,320
Intercontinental Exchange, Inc.	7,473	765,160
Invesco Ltd.(d)	160,371	3,101,575
Janus Henderson Group PLC(c)	80,163	2,253,382
Jefferies Financial Group, Inc.	212,228	7,007,769
KeyCorp	318,907	6,365,384
KKR & Co., Inc., Class A	18,065	990,143

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Lazard Ltd., Class A	24,467	$862,706
Lincoln National Corp.	99,193	5,746,250
Loews Corp.	37,819	2,476,766
LPL Financial Holdings, Inc.	36,868	7,233,133
M&T Bank Corp.	45,701	8,224,809
Markel Corp.(b)	2,524	3,456,441
Marsh & McLennan Cos., Inc.	17,220	2,754,339
MetLife, Inc.	103,318	6,962,600
MGIC Investment Corp.	104,071	1,449,709
Moody’s Corp.	3,871	1,167,377
Morgan Stanley	23,059	1,986,302
Morningstar, Inc.	3,911	1,005,244
MSCI, Inc.	3,610	1,596,883
Nasdaq, Inc.	16,468	2,556,822
New Residential Investment Corp.(c)	59,067	667,457
New York Community Bancorp, Inc.	110,743	1,105,215
Northern Trust Corp.	30,490	3,407,257
Old Republic International Corp.	253,577	6,065,562
OneMain Holdings, Inc.	50,770	2,236,926
PacWest Bancorp	15,513	489,901
Pinnacle Financial Partners, Inc.(c)	35,554	2,894,807
PNC Financial Services Group, Inc. (The)	13,936	2,444,514
Popular, Inc.	58,894	4,812,229
Primerica, Inc.	7,520	947,520
Principal Financial Group, Inc.	138,103	10,071,852
Progressive Corp. (The)	7,818	933,313
Prosperity Bancshares, Inc.	11,940	865,650
Prudential Financial, Inc.	83,083	8,827,569
Raymond James Financial, Inc.	102,814	10,126,151
Regions Financial Corp.	337,355	7,452,172
RenaissanceRe Holdings Ltd. (Bermuda)	3,553	545,457
S&P Global, Inc.	10,395	3,632,845
SEI Investments Co.	10,318	602,881
Signature Bank	19,377	4,190,664
SLM Corp.	195,032	3,820,677
Starwood Property Trust, Inc.(c)	139,576	3,334,471
State Street Corp.	61,522	4,459,730
Stifel Financial Corp.	66,759	4,283,925
SVB Financial Group(b)	7,993	3,905,140
Synchrony Financial	272,487	10,092,918
Synovus Financial Corp.	59,375	2,532,344
T. Rowe Price Group, Inc.	18,732	2,380,650
Tradeweb Markets, Inc., Class A	14,772	998,735
Travelers Cos., Inc. (The)	13,893	2,487,403
Truist Financial Corp.	56,171	2,793,945
U.S. Bancorp	40,165	2,131,557
Unum Group(c)	69,839	2,545,632
Upstart Holdings, Inc.(b)(c)	7,896	397,958
Virtu Financial, Inc., Class A	26,993	705,327
Voya Financial, Inc.	25,936	1,779,469
W.R. Berkley Corp.	38,991	2,773,430
Webster Financial Corp.	83,234	4,085,957
Wells Fargo & Co.	36,935	1,690,515
Western Alliance Bancorporation	51,097	4,157,763
Willis Towers Watson PLC	6,346	1,339,450
Wintrust Financial Corp.	12,546	1,096,395
Zions Bancorporation N.A.	84,577	4,824,272
		413,712,979
Health Care-6.95%
AbbVie, Inc.	5,214	768,387
ABIOMED, Inc.(b)	2,243	591,479
Acadia Healthcare Co., Inc.(b)(c)	8,618	613,343
	Shares	Value
Health Care-(continued)
Agilent Technologies, Inc.	19,569	$2,496,222
Align Technology, Inc.(b)	2,869	796,549
AmerisourceBergen Corp.	28,746	4,449,593
Anthem, Inc.	12,917	6,582,632
Avantor, Inc.(b)	88,100	2,822,724
Azenta, Inc.(c)	48,552	3,721,025
Baxter International, Inc.	6,424	488,545
Becton, Dickinson and Co.	2,103	537,947
Biogen, Inc.(b)	5,324	1,064,800
Bio-Rad Laboratories, Inc., Class A(b)	5,057	2,719,604
Bio-Techne Corp.	7,455	2,756,337
Boston Scientific Corp.(b)	21,844	895,823
Bruker Corp.	25,954	1,621,606
Cardinal Health, Inc.	10,087	568,100
Catalent, Inc.(b)	10,588	1,091,199
Centene Corp.(b)	54,388	4,429,359
Change Healthcare, Inc.(b)	61,859	1,490,183
Charles River Laboratories International, Inc.(b)	10,917	2,555,451
Cigna Corp.	9,348	2,507,975
Cooper Cos., Inc. (The)	7,693	2,698,243
CVS Health Corp.	59,194	5,727,020
Danaher Corp.	2,290	604,148
DexCom, Inc.(b)	6,362	1,895,494
Edwards Lifesciences Corp.(b)	15,140	1,526,869
Eli Lilly and Co.	4,602	1,442,451
Embecta Corp.(b)(c)	349	8,648
Enovis Corp.(b)(c)	12,601	835,950
Envista Holdings Corp.(b)(c)	35,131	1,512,038
Gilead Sciences, Inc.	21,714	1,408,153
HCA Healthcare, Inc.	28,396	5,974,519
Henry Schein, Inc.(b)	21,926	1,877,743
Hologic, Inc.(b)	12,878	969,327
Horizon Therapeutics PLC(b)	34,963	3,135,832
Humana, Inc.	5,587	2,537,783
ICU Medical, Inc.(b)	2,512	456,280
IDEXX Laboratories, Inc.(b)	2,576	1,008,813
Insulet Corp.(b)	3,106	663,069
Intuitive Surgical, Inc.(b)	2,974	677,001
IQVIA Holdings, Inc.(b)	14,337	3,086,039
Laboratory Corp. of America Holdings	22,158	5,466,822
Masimo Corp.(b)	1,891	265,553
McKesson Corp.	20,232	6,650,056
Mettler-Toledo International, Inc.(b)	1,563	2,010,206
Moderna, Inc.(b)	4,194	609,514
Molina Healthcare, Inc.(b)	33,074	9,598,736
Novavax, Inc.(b)(c)	7,337	405,956
Organon & Co.	107,163	4,067,908
Penumbra, Inc.(b)(c)	4,820	708,154
PerkinElmer, Inc.	15,506	2,320,783
Pfizer, Inc.	14,887	789,607
Premier, Inc., Class A	25,777	964,318
QIAGEN N.V.(b)	8,818	405,187
Quest Diagnostics, Inc.	27,897	3,934,035
Regeneron Pharmaceuticals, Inc.(b)	3,841	2,553,266
Repligen Corp.(b)	6,971	1,146,520
ResMed, Inc.	4,144	843,138
STERIS PLC	7,371	1,682,062
Stryker Corp.	2,351	551,310
Syneos Health, Inc.(b)	39,893	2,947,694
Tandem Diabetes Care, Inc.(b)	12,213	832,560
Thermo Fisher Scientific, Inc.	1,222	693,571

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)	17,957	$4,136,215
UnitedHealth Group, Inc.	1,212	602,097
Veeva Systems, Inc., Class A(b)	1,615	274,970
Waters Corp.(b)	9,452	3,099,784
West Pharmaceutical Services, Inc.	8,364	2,596,018
Zoetis, Inc.	7,372	1,260,096
		145,030,439
Industrials-13.12%
3M Co.	4,368	652,099
A.O. Smith Corp.	56,377	3,389,385
Acuity Brands, Inc.	33,474	5,858,619
Advanced Drainage Systems, Inc.	30,427	3,332,061
AECOM	110,754	7,736,167
AGCO Corp.	14,796	1,895,811
Air Lease Corp.	19,581	736,441
Allegion PLC	9,948	1,110,694
AMERCO	6,057	2,967,809
AMETEK, Inc.	12,325	1,497,118
Armstrong World Industries, Inc.	13,496	1,126,916
Axon Enterprise, Inc.(b)	9,343	947,006
Booz Allen Hamilton Holding Corp.	7,369	632,702
Builders FirstSource, Inc.(b)	110,208	7,173,439
C.H. Robinson Worldwide, Inc.	12,598	1,367,009
CACI International, Inc., Class A(b)	9,123	2,557,816
Carlisle Cos., Inc.	24,531	6,241,422
Carrier Global Corp.	100,989	3,969,878
Caterpillar, Inc.	4,984	1,075,796
Cintas Corp.	4,467	1,779,340
Clean Harbors, Inc.(b)	32,894	3,072,300
Copart, Inc.(b)	9,996	1,144,842
Crane Holdings Co.	21,011	2,009,912
CSX Corp.	41,957	1,333,813
Cummins, Inc.	5,055	1,057,102
Curtiss-Wright Corp.	7,967	1,131,155
Deere & Co.	7,258	2,596,767
Donaldson Co., Inc.	12,734	665,734
Dover Corp.	27,829	3,726,581
Eaton Corp. PLC	29,092	4,032,151
Emerson Electric Co.	22,912	2,031,378
Equifax, Inc.	12,882	2,609,636
Esab Corp.(b)(c)	12,601	630,050
Expeditors International of Washington, Inc.	32,475	3,534,579
Fastenal Co.	33,543	1,796,563
Fortive Corp.	18,598	1,148,798
Fortune Brands Home & Security, Inc.	21,332	1,479,374
FTI Consulting, Inc.(b)(c)	16,443	2,762,424
Generac Holdings, Inc.(b)	12,249	3,026,483
General Dynamics Corp.	24,078	5,415,383
General Electric Co.	15,185	1,188,834
Graco, Inc.	8,404	531,973
GXO Logistics, Inc.(b)(c)	14,115	766,021
Hexcel Corp.	16,248	933,448
Howmet Aerospace, Inc.	23,263	832,118
Hubbell, Inc.	17,723	3,364,889
Huntington Ingalls Industries, Inc.	8,170	1,719,458
IDEX Corp.	5,333	1,021,536
Illinois Tool Works, Inc.	5,713	1,188,704
Ingersoll Rand, Inc.	40,369	1,903,398
ITT, Inc.	22,229	1,640,945
J.B. Hunt Transport Services, Inc.	19,959	3,444,524
Jacobs Engineering Group, Inc.	34,948	4,895,865
Johnson Controls International PLC	116,275	6,338,150
	Shares	Value
Industrials-(continued)
Knight-Swift Transportation Holdings, Inc.	69,406	$3,375,908
L3Harris Technologies, Inc.	10,919	2,630,387
Landstar System, Inc.(c)	12,430	1,882,275
Leidos Holdings, Inc.	7,567	790,752
Lennox International, Inc.	3,991	833,720
Lincoln Electric Holdings, Inc.	10,588	1,438,062
Lockheed Martin Corp.	1,531	673,808
ManpowerGroup, Inc.	12,551	1,124,695
Masco Corp.	45,741	2,593,057
MasTec, Inc.(b)	55,115	4,607,063
MDU Resources Group, Inc.	46,612	1,276,237
Middleby Corp. (The)(b)(c)	17,640	2,671,754
Nielsen Holdings PLC	42,110	1,076,332
Nordson Corp.	8,909	1,941,093
Norfolk Southern Corp.	6,281	1,505,304
Northrop Grumman Corp.	7,303	3,417,585
nVent Electric PLC	90,739	3,212,161
Old Dominion Freight Line, Inc.	12,509	3,230,324
Oshkosh Corp.	37,024	3,439,900
Otis Worldwide Corp.	42,806	3,184,766
Owens Corning	18,115	1,731,432
PACCAR, Inc.	13,150	1,141,946
Parker-Hannifin Corp.	10,146	2,761,437
Pentair PLC	62,478	3,134,521
Plug Power, Inc.(b)(c)	24,285	448,787
Quanta Services, Inc.	94,450	11,239,550
Raytheon Technologies Corp.	11,022	1,048,413
Regal Rexnord Corp.	25,953	3,242,827
Republic Services, Inc.	22,401	2,998,150
Robert Half International, Inc.	67,292	6,066,374
Rockwell Automation, Inc.	12,282	2,618,522
Ryder System, Inc.	41,849	3,348,757
Schneider National, Inc., Class B	26,808	647,145
Science Applications International Corp.	5,461	472,704
Sensata Technologies Holding PLC	21,697	1,042,107
SiteOne Landscape Supply, Inc.(b)(c)	14,834	1,991,761
Snap-on, Inc.	16,512	3,663,683
Stanley Black & Decker, Inc.	6,356	754,394
Textron, Inc.	113,191	7,390,240
Toro Co. (The)	9,106	751,154
Trane Technologies PLC	18,344	2,532,573
TransDigm Group, Inc.(b)	859	520,013
TransUnion	10,533	914,370
Trex Co., Inc.(b)(c)	23,031	1,467,535
Union Pacific Corp.	3,583	787,472
United Parcel Service, Inc., Class B	5,538	1,009,301
United Rentals, Inc.(b)	30,694	9,152,337
Univar Solutions, Inc.(b)	173,759	5,337,876
Valmont Industries, Inc.	13,727	3,524,407
Verisk Analytics, Inc.	3,542	619,567
Vertiv Holdings Co.	146,708	1,612,321
W.W. Grainger, Inc.	3,899	1,899,086
Wabtec Corp.	33,244	3,140,228
Waste Management, Inc.	21,127	3,348,841
Watsco, Inc.	10,143	2,592,855
XPO Logistics, Inc.(b)	21,442	1,145,860
Xylem, Inc.	18,185	1,532,086
		273,558,231
Information Technology-17.32%
Accenture PLC, Class A	3,109	927,912
Adobe, Inc.(b)	1,374	572,244
Advanced Micro Devices, Inc.(b)	60,861	6,199,301

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Akamai Technologies, Inc.(b)	12,315	$1,244,308
Amdocs Ltd.	31,544	2,740,858
Amphenol Corp., Class A	61,877	4,384,604
Analog Devices, Inc.	16,743	2,819,521
ANSYS, Inc.(b)	3,503	912,041
Apple, Inc.	11,870	1,766,731
Applied Materials, Inc.	61,971	7,268,579
Arista Networks, Inc.(b)	30,639	3,133,757
Arrow Electronics, Inc.(b)	73,022	8,810,104
Aspen Technology, Inc.(b)(c)	5,752	1,112,954
Atlassian Corp. PLC, Class A(b)	16,271	2,885,174
Autodesk, Inc.(b)	3,840	797,760
Automatic Data Processing, Inc.	8,329	1,856,867
Avnet, Inc.	67,804	3,285,104
Bentley Systems, Inc., Class B(c)	53,706	1,846,412
Bill.com Holdings, Inc.(b)(c)	10,516	1,243,412
Bread Financial Holdings, Inc.	32,548	1,793,395
Broadcom, Inc.	3,121	1,810,586
Broadridge Financial Solutions, Inc.	5,437	794,998
Cadence Design Systems, Inc.(b)	28,449	4,373,465
CDW Corp.	81,829	13,899,474
Ceridian HCM Holding, Inc.(b)	9,935	559,340
Ciena Corp.(b)	23,297	1,183,954
Cirrus Logic, Inc.(b)	8,778	715,758
Cisco Systems, Inc.	12,613	568,216
Cloudflare, Inc., Class A(b)	33,574	1,880,144
Cognizant Technology Solutions Corp., Class A	22,486	1,679,704
Coherent, Inc.(b)	8,260	2,238,130
Concentrix Corp.(c)	44,563	6,902,363
Corning, Inc.	45,894	1,643,923
Crowdstrike Holdings, Inc., Class A(b)	9,351	1,496,066
Datadog, Inc., Class A(b)	36,231	3,456,075
Dell Technologies, Inc., Class C(c)	285,039	14,234,848
DocuSign, Inc.(b)	2,727	228,823
Dropbox, Inc., Class A(b)	24,638	513,456
DXC Technology Co.(b)	264,277	9,307,836
Dynatrace, Inc.(b)	58,974	2,221,551
Elastic N.V.(b)	4,656	287,042
Enphase Energy, Inc.(b)	12,070	2,247,313
Entegris, Inc.	58,500	6,491,160
EPAM Systems, Inc.(b)	15,747	5,330,674
F5, Inc.(b)	22,519	3,671,498
First Solar, Inc.(b)(c)	8,591	606,611
Fortinet, Inc.(b)	23,748	6,985,237
Gartner, Inc.(b)	41,940	11,005,056
Genpact Ltd.	32,115	1,424,943
Globant S.A.(b)	13,550	2,567,860
Hewlett Packard Enterprise Co.	641,092	10,001,035
HP, Inc.	417,714	16,224,012
HubSpot, Inc.(b)	8,792	2,968,970
Intel Corp.	28,166	1,251,134
International Business Machines Corp.	13,818	1,918,491
Intuit, Inc.	5,556	2,302,740
Jabil, Inc.	154,510	9,505,455
Juniper Networks, Inc.	135,218	4,148,488
Keysight Technologies, Inc.(b)	22,879	3,331,182
KLA Corp.	27,818	10,149,397
Kyndryl Holdings, Inc.(b)(c)	184,901	2,281,678
Lam Research Corp.	7,402	3,849,262
Littelfuse, Inc.	4,205	1,136,191
Lumentum Holdings, Inc.(b)(c)	5,199	447,530
	Shares	Value
Information Technology-(continued)
Manhattan Associates, Inc.(b)	34,525	$4,175,108
Marvell Technology, Inc.	75,981	4,494,276
Microchip Technology, Inc.	32,264	2,343,980
Micron Technology, Inc.	46,246	3,414,805
Microsoft Corp.	10,644	2,893,784
MKS Instruments, Inc.	5,131	633,678
MongoDB, Inc.(b)	8,256	1,957,910
Monolithic Power Systems, Inc.	12,961	5,837,505
Motorola Solutions, Inc.	16,923	3,718,660
National Instruments Corp.	20,821	735,398
NCR Corp.(b)(c)	81,943	2,842,603
NetApp, Inc.	100,464	7,228,385
New Relic, Inc.(b)	24,056	1,127,264
NortonLifeLock, Inc.	128,047	3,116,664
NVIDIA Corp.	3,137	585,741
NXP Semiconductors N.V. (China)	26,259	4,982,908
ON Semiconductor Corp.(b)	220,852	13,401,299
Oracle Corp.	23,494	1,689,688
Palo Alto Networks, Inc.(b)	9,527	4,789,985
Paychex, Inc.	17,277	2,139,411
Paycom Software, Inc.(b)	1,695	481,956
Paylocity Holding Corp.(b)	3,881	678,632
Procore Technologies, Inc.(b)(c)	7,558	343,889
PTC, Inc.(b)	5,652	658,628
Pure Storage, Inc., Class A(b)	40,086	951,241
Qorvo, Inc.(b)	5,811	649,379
QUALCOMM, Inc.	11,626	1,665,076
Roper Technologies, Inc.	4,931	2,181,672
salesforce.com, inc.(b)	3,238	518,857
ServiceNow, Inc.(b)	1,494	698,400
Skyworks Solutions, Inc.	18,082	1,968,587
Snowflake, Inc., Class A(b)	1,370	174,881
SS&C Technologies Holdings, Inc.	31,524	2,017,221
Switch, Inc., Class A	119,023	4,017,026
Synopsys, Inc.(b)	15,686	5,006,971
TD SYNNEX Corp.	43,603	4,528,172
Teledyne Technologies, Inc.(b)	2,575	1,043,261
Teradata Corp.(b)(c)	112,280	4,314,920
Teradyne, Inc.	27,465	3,000,826
Texas Instruments, Inc.	7,932	1,402,060
Trade Desk, Inc. (The), Class A(b)	5,198	270,556
Trimble, Inc.(b)	27,792	1,891,246
Tyler Technologies, Inc.(b)(c)	4,385	1,560,271
Unity Software, Inc.(b)(c)	3,619	144,651
VeriSign, Inc.(b)	6,979	1,218,184
ViaSat, Inc.(b)(c)	72,351	2,857,141
Vontier Corp.	14,777	396,319
Western Digital Corp.(b)	50,194	3,046,274
Wolfspeed, Inc.(b)(c)	10,577	795,708
Workday, Inc., Class A(b)	5,678	887,471
Zebra Technologies Corp., Class A(b)	8,058	2,725,135
Zscaler, Inc.(b)	11,053	1,692,104
		361,338,474
Materials-8.80%
Air Products and Chemicals, Inc.	3,484	857,621
Albemarle Corp.	21,047	5,481,060
Alcoa Corp.	176,833	10,914,133
Amcor PLC(c)	103,771	1,359,400
Ardagh Group S.A.(e)	16,236	344,690
Ashland Global Holdings, Inc.	27,569	2,950,434
Avery Dennison Corp.	24,035	4,147,480
Axalta Coating Systems Ltd.(b)	31,304	850,217

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Ball Corp.	7,933	$562,370
Berry Global Group, Inc.(b)	44,724	2,608,751
Celanese Corp.	30,005	4,696,383
CF Industries Holdings, Inc.	138,978	13,726,857
Chemours Co. (The)	53,066	2,286,614
Cleveland-Cliffs, Inc.(b)	126,504	2,932,363
Corteva, Inc.	55,977	3,505,280
Crown Holdings, Inc.	22,176	2,316,061
Dow, Inc.	29,907	2,033,078
DuPont de Nemours, Inc.	13,763	933,820
Eagle Materials, Inc.	34,720	4,533,043
Eastman Chemical Co.	14,684	1,617,589
Ecolab, Inc.	2,471	405,022
Element Solutions, Inc.	81,404	1,733,091
Freeport-McMoRan, Inc.	141,223	5,518,995
Graphic Packaging Holding Co.	120,985	2,693,126
Huntsman Corp.	86,804	3,146,645
International Flavors & Fragrances, Inc.	14,745	1,948,847
International Paper Co.	30,792	1,491,872
Louisiana-Pacific Corp.(c)	92,305	6,374,583
LyondellBasell Industries N.V., Class A	10,026	1,145,471
Martin Marietta Materials, Inc.	12,543	4,256,843
Mosaic Co. (The)	276,636	17,331,245
Newmont Corp.	10,191	691,459
Nucor Corp.	131,378	17,402,330
Olin Corp.	41,784	2,748,969
Packaging Corp. of America	4,952	778,851
PPG Industries, Inc.	8,670	1,096,668
Reliance Steel & Aluminum Co.	38,975	7,576,740
RPM International, Inc.	10,926	962,581
Sealed Air Corp.	81,521	5,068,976
Sherwin-Williams Co. (The)	7,236	1,939,537
Silgan Holdings, Inc.	25,842	1,132,138
Sonoco Products Co.	12,462	728,653
Steel Dynamics, Inc.	180,452	15,406,992
Sylvamo Corp.(b)	19,219	975,172
United States Steel Corp.	79,928	2,003,795
Valvoline, Inc.	152,581	5,105,360
Vulcan Materials Co.	16,536	2,726,290
Westlake Corp.(c)	7,260	959,119
WestRock Co.	33,673	1,632,804
		183,639,418
Real Estate-6.67%
Alexandria Real Estate Equities, Inc.	6,758	1,121,490
American Campus Communities, Inc.	26,802	1,742,130
American Homes 4 Rent, Class A	44,465	1,643,426
American Tower Corp.	2,636	675,159
Apartment Income REIT Corp.	31,823	1,427,580
AvalonBay Communities, Inc.	19,833	4,124,471
Boston Properties, Inc.	25,882	2,877,561
Brixmor Property Group, Inc.	150,062	3,658,512
Camden Property Trust	25,170	3,611,643
CBRE Group, Inc., Class A(b)	97,047	8,039,373
Cousins Properties, Inc.(c)	26,181	904,554
Crown Castle International Corp.	5,771	1,094,470
CubeSmart	68,656	3,057,252
Digital Realty Trust, Inc.	8,971	1,252,262
Douglas Emmett, Inc.	30,107	851,125
Duke Realty Corp.	57,890	3,058,329
EPR Properties	14,335	734,525
Equinix, Inc.	765	525,624
Equity LifeStyle Properties, Inc.	29,016	2,196,511
	Shares	Value
Real Estate-(continued)
Equity Residential	55,721	$4,281,044
Essex Property Trust, Inc.	12,800	3,633,280
Extra Space Storage, Inc.	26,155	4,660,821
Federal Realty Investment Trust	22,527	2,589,929
First Industrial Realty Trust, Inc.	42,678	2,268,336
Gaming and Leisure Properties, Inc.	19,470	911,585
Healthcare Trust of America, Inc., Class A(c)	40,507	1,217,235
Healthpeak Properties, Inc.	36,486	1,083,269
Highwoods Properties, Inc.	28,492	1,119,451
Invitation Homes, Inc.	73,293	2,764,612
Iron Mountain, Inc.	153,170	8,255,863
Jones Lang LaSalle, Inc.(b)	45,358	8,950,041
Kilroy Realty Corp.	22,271	1,351,850
Kimco Realty Corp.	290,795	6,877,302
Lamar Advertising Co., Class A	23,031	2,255,886
Life Storage, Inc.	28,011	3,270,564
Medical Properties Trust, Inc.	28,572	530,868
Mid-America Apartment Communities, Inc.	21,849	3,954,669
National Retail Properties, Inc.	24,008	1,063,554
Prologis, Inc.	14,902	1,899,707
Public Storage	8,514	2,815,069
Rayonier, Inc.	35,913	1,480,334
Realty Income Corp.	22,994	1,568,651
Regency Centers Corp.	51,604	3,519,909
Rexford Industrial Realty, Inc.	30,251	1,932,131
SBA Communications Corp., Class A	3,640	1,225,260
Simon Property Group, Inc.	43,324	4,967,097
SL Green Realty Corp.	28,445	1,757,048
Spirit Realty Capital, Inc.	17,264	724,915
STORE Capital Corp.	14,723	406,208
Sun Communities, Inc.	10,350	1,698,746
UDR, Inc.	60,839	2,908,104
Ventas, Inc.	15,197	862,278
VICI Properties, Inc.(c)	49,745	1,534,633
Vornado Realty Trust	15,168	530,273
W.P. Carey, Inc.(c)	17,065	1,435,849
Welltower, Inc.	28,272	2,518,752
Weyerhaeuser Co.	40,789	1,611,981
		139,033,101
Utilities-3.20%
AES Corp. (The)	80,873	1,782,441
Alliant Energy Corp.	22,574	1,440,673
Ameren Corp.	16,634	1,583,390
American Electric Power Co., Inc.	14,059	1,434,440
American Water Works Co., Inc.	8,503	1,286,079
CenterPoint Energy, Inc.	73,956	2,370,290
CMS Energy Corp.	17,698	1,257,266
Consolidated Edison, Inc.	24,424	2,424,326
Constellation Energy Corp.	27,507	1,707,635
Dominion Energy, Inc.	6,418	540,524
DTE Energy Co.	18,679	2,478,890
Duke Energy Corp.	14,809	1,666,309
Edison International	18,066	1,262,994
Entergy Corp.	20,996	2,526,239
Essential Utilities, Inc.	11,871	549,152
Evergy, Inc.	55,363	3,872,088
Eversource Energy	8,823	814,539
Exelon Corp.	82,522	4,055,956
FirstEnergy Corp.	123,153	5,290,653
Hawaiian Electric Industries, Inc.	23,296	1,005,688
IDACORP, Inc.	9,842	1,072,975
National Fuel Gas Co.	66,274	4,873,127

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	7,439	$563,058
NiSource, Inc.	63,257	1,989,433
NRG Energy, Inc.	46,822	2,155,685
OGE Energy Corp.	27,197	1,123,236
PPL Corp.	64,663	1,951,529
Public Service Enterprise Group, Inc.	32,315	2,214,870
Sempra Energy	5,132	840,930
Southern Co. (The)	21,728	1,643,940
UGI Corp.	91,271	3,900,923
Vistra Corp.	122,381	3,227,187
WEC Energy Group, Inc.	9,260	972,948
Xcel Energy, Inc.	12,382	932,860
		66,812,273
Total Common Stocks & Other Equity Interests (Cost $2,153,703,490)		2,083,139,886
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(f) (Cost $2,939,676)	2,939,676	2,939,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,156,643,166)		2,086,079,562
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.46%
Invesco Private Government Fund, 0.74%(d)(f)(g)	34,147,543	$34,147,543
Invesco Private Prime Fund, 0.87%(d)(f)(g)	79,673,612	79,681,581
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,824,965)		113,829,124
TOTAL INVESTMENTS IN SECURITIES-105.48% (Cost $2,270,468,131)		2,199,908,686
OTHER ASSETS LESS LIABILITIES-(5.48)%		(114,241,452)
NET ASSETS-100.00%		$2,085,667,234

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$5,712,774	$8,384,137	$(10,032,421)	$(661,121)	$(301,794)	$3,101,575	$71,255
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	47,568,670	(44,628,994)	-	-	2,939,676	1,871
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,579,808	208,198,259	(187,630,524)	-	-	34,147,543	26,777*
Invesco Private Prime Fund	31,686,217	418,270,276	(370,255,650)	4,159	(23,421)	79,681,581	88,037*
Total	$50,978,799	$682,421,342	$(612,547,589)	$(656,962)	$(325,215)	$119,870,375	$187,940

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.39%
AMC Networks, Inc., Class A(b)(c)	6,829	$268,107
Anterix, Inc.(b)	2,256	96,534
Audacy, Inc.(b)	33,117	57,624
Boston Omaha Corp., Class A(b)	1,431	31,267
Cargurus, Inc.(b)	1,077	27,270
Clear Channel Outdoor Holdings, Inc.(b)	21,897	34,597
Cogent Communications Holdings, Inc.	1,095	66,127
comScore, Inc.(b)	30,104	58,101
Consolidated Communications Holdings, Inc.(b)	42,747	282,985
Daily Journal Corp.(b)	115	31,719
E.W. Scripps Co. (The), Class A(b)	13,425	213,055
EchoStar Corp., Class A(b)(c)	8,898	213,819
Entravision Communications Corp., Class A	47,792	249,952
Gannett Co., Inc.(b)(c)	67,149	263,896
Globalstar, Inc.(b)	62,868	88,015
Gogo, Inc.(b)	5,563	112,706
Gray Television, Inc.	10,945	215,836
IDT Corp., Class B(b)	10,414	287,010
iHeartMedia, Inc., Class A(b)(c)	4,810	56,758
John Wiley & Sons, Inc., Class A	2,452	129,858
Liberty Latin America Ltd., Class A (Chile)(b)	5,455	51,877
Liberty Latin America Ltd., Class C (Chile)(b)	5,775	54,920
Liberty Media Corp.-Liberty Braves, Class C(b)	1,322	32,455
Lions Gate Entertainment Corp., Class A(b)(c)	16,985	173,757
Lions Gate Entertainment Corp., Class B(b)	20,620	193,622
Ooma, Inc.(b)	4,176	58,631
Radius Global Infrastructure, Inc., Class A(b)(c)	2,720	40,528
Scholastic Corp.	6,559	246,159
Shenandoah Telecommunications Co.	2,946	67,640
Sinclair Broadcast Group, Inc., Class A	1,910	46,279
Stagwell, Inc.(b)	23,247	183,884
TechTarget, Inc.(b)(c)	1,990	141,469
TEGNA, Inc.	12,173	266,589
Telephone & Data Systems, Inc.(c)	6,041	107,107
Telesat Corp. (Canada)(b)(c)	5,799	97,017
Thryv Holdings, Inc.(b)(c)	4,490	117,593
WideOpenWest, Inc.(b)	16,553	363,835
Yelp, Inc.(b)	3,234	95,112
Ziff Davis, Inc.(b)	710	54,201
		5,177,911
Consumer Discretionary-13.65%
1-800-Flowers.com, Inc., Class A(b)	4,443	43,364
Aaron’s Co., Inc. (The)	11,286	220,754
Abercrombie & Fitch Co., Class A(b)	18,188	371,763
Academy Sports & Outdoors, Inc.(c)	11,674	391,196
Accel Entertainment, Inc.(b)	3,204	34,699
Acushnet Holdings Corp.	989	40,252
Adient PLC(b)	3,768	133,349
Adtalem Global Education, Inc.(b)(c)	1,673	54,573
American Axle & Manufacturing Holdings, Inc.(b)	21,885	177,487
American Eagle Outfitters, Inc.(c)	4,101	49,663
American Outdoor Brands, Inc.(b)(c)	4,897	56,658
America’s Car-Mart, Inc.(b)	444	48,130
AMMO, Inc.(b)(c)	22,658	100,148
Arko Corp.	11,243	101,524
Asbury Automotive Group, Inc.(b)(c)	620	112,313
Barnes & Noble Education, Inc.(b)	41,741	104,770
Beazer Homes USA, Inc.(b)	10,429	169,054
Bed Bath & Beyond, Inc.(b)(c)	10,815	93,550
Big 5 Sporting Goods Corp.(c)	25,696	327,624
Big Lots, Inc.(c)	2,623	64,237
	Shares	Value
Consumer Discretionary-(continued)
Bloomin’ Brands, Inc.(c)	4,487	$94,721
Bluegreen Vacations Holding Corp.	7,345	204,632
Boot Barn Holdings, Inc.(b)	2,647	213,613
Buckle, Inc. (The)	4,942	162,394
Caleres, Inc.	14,658	417,167
Camping World Holdings, Inc., Class A(c)	7,160	194,251
CarParts.com, Inc.(b)	4,335	32,816
Carriage Services, Inc.	5,575	225,063
Cato Corp. (The), Class A	7,258	94,717
Cavco Industries, Inc.(b)(c)	672	149,291
Century Casinos, Inc.(b)	14,700	128,478
Century Communities, Inc.	4,186	227,593
Cheesecake Factory, Inc. (The)(c)	1,288	42,066
Chico’s FAS, Inc.(b)(c)	15,103	74,760
Children’s Place, Inc. (The)(b)(c)	4,275	202,977
Chuy’s Holdings, Inc.(b)	3,081	69,600
Citi Trends, Inc.(b)(c)	5,901	176,322
Clarus Corp.(c)	7,456	163,361
Conn’s, Inc.(b)(c)	15,846	209,167
Container Store Group, Inc. (The)(b)	9,359	72,064
Cracker Barrel Old Country Store, Inc.(c)	671	68,449
Crocs, Inc.(b)	583	32,508
Dana, Inc.	6,568	108,766
Dave & Buster’s Entertainment, Inc.(b)(c)	1,548	58,654
Denny’s Corp.(b)	2,790	28,904
Designer Brands, Inc., Class A(c)	7,638	118,618
Dillard’s, Inc., Class A(c)	415	125,114
Dine Brands Global, Inc.	1,152	84,660
Dorman Products, Inc.(b)	735	74,272
Duluth Holdings, Inc., Class B(b)	4,234	52,798
Ethan Allen Interiors, Inc.(c)	8,187	190,430
Everi Holdings, Inc.(b)	7,865	140,783
Fisker, Inc.(b)(c)	2,930	30,413
Fossil Group, Inc.(b)	24,994	183,456
Fox Factory Holding Corp.(b)	486	39,862
Franchise Group, Inc.(c)	5,979	237,187
Full House Resorts, Inc.(b)	23,412	164,820
Funko, Inc., Class A(b)(c)	9,708	197,752
Genesco, Inc.(b)	11,230	632,361
Gentherm, Inc.(b)(c)	1,289	88,864
G-III Apparel Group Ltd.(b)	7,793	195,293
Golden Entertainment, Inc.(b)	4,374	206,803
Goodyear Tire & Rubber Co. (The)(b)	15,289	197,534
GoPro, Inc., Class A(b)(c)	11,162	77,129
Graham Holdings Co., Class B	298	182,680
Green Brick Partners, Inc.(b)	2,678	65,129
Group 1 Automotive, Inc.	1,757	315,540
Guess?, Inc.(c)	3,996	83,357
Haverty Furniture Cos., Inc., (Acquired 06/04/2020 - 05/04/2022; Cost $87,219)(d)	3,754	106,088
Helen of Troy Ltd.(b)(c)	170	31,482
Hibbett, Inc.(c)	9,447	479,435
Hilton Grand Vacations, Inc.(b)	1,450	66,337
Hovnanian Enterprises, Inc., Class A(b)	6,269	320,910
Installed Building Products, Inc.(c)	570	54,458
International Game Technology PLC	2,259	48,388
iRobot Corp.(b)(c)	1,079	51,350
Jack in the Box, Inc.	1,122	76,633
Johnson Outdoors, Inc., Class A	419	27,306
KB Home	3,122	107,678
Kirkland’s, Inc.(b)(c)	4,881	28,261
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Kontoor Brands, Inc.	3,117	$124,898
Kura Sushi USA, Inc., Class A(b)(c)	1,630	61,435
Lands’ End, Inc.(b)	4,948	57,397
Laureate Education, Inc., Class A	6,849	87,188
La-Z-Boy, Inc.	1,816	46,362
Lazydays Holdings, Inc.(b)(c)	4,084	63,424
LCI Industries	534	63,824
Legacy Housing Corp.(b)	2,796	43,785
LGI Homes, Inc.(b)(c)	878	86,035
Lifetime Brands, Inc.	3,037	34,652
Light & Wonder, Inc.(b)(c)	1,502	79,306
Liquidity Services, Inc.(b)	5,080	68,885
Lovesac Co. (The)(b)(c)	4,823	167,985
M.D.C. Holdings, Inc.	1,458	55,666
M/I Homes, Inc.(b)	3,545	165,729
Macy’s, Inc.(c)	3,069	72,582
Malibu Boats, Inc., Class A(b)(c)	1,346	78,876
MarineMax, Inc.(b)(c)	7,430	307,676
MasterCraft Boat Holdings, Inc.(b)	3,057	71,534
Meritage Homes Corp.(b)	1,344	114,657
Modine Manufacturing Co.(b)	4,965	58,686
Monarch Casino & Resort, Inc.(b)	946	64,186
Monro, Inc.	2,235	105,984
Movado Group, Inc.(c)	6,201	210,400
Murphy USA, Inc.	793	197,552
National Vision Holdings, Inc.(b)	933	26,255
NEOGAMES S.A. (Israel)(b)(c)	1,261	16,557
Noodles & Co.(b)	9,635	63,591
ODP Corp. (The)(b)	7,472	285,356
ONE Group Hospitality, Inc. (The)(b)	10,884	97,847
OneWater Marine, Inc., Class A(c)	9,364	320,249
Overstock.com, Inc.(b)	2,524	78,219
Oxford Industries, Inc.	2,668	243,215
Papa John’s International, Inc.(c)	879	77,361
Party City Holdco, Inc.(b)(c)	8,559	12,325
Patrick Industries, Inc.	1,522	91,487
Perdoceo Education Corp.(b)	3,728	40,672
PLBY Group, Inc.(b)(c)	5,601	49,625
Porch Group, Inc.(b)(c)	8,334	34,336
Portillo’s, Inc., Class A(b)(c)	1,657	30,770
RCI Hospitality Holdings, Inc.	3,568	205,981
Red Rock Resorts, Inc., Class A	4,442	172,039
Rent-A-Center, Inc.	3,574	98,428
Revolve Group, Inc.(b)(c)	3,414	100,303
Rocky Brands, Inc.	2,398	89,805
Ruth’s Hospitality Group, Inc.	2,657	48,968
Sally Beauty Holdings, Inc.(b)(c)	23,382	354,471
SeaWorld Entertainment, Inc.(b)(c)	1,300	70,434
Shoe Carnival, Inc.	8,768	239,016
Shutterstock, Inc.	878	52,856
Signet Jewelers Ltd.	4,371	260,512
Skyline Champion Corp.(b)	3,231	171,663
Sleep Number Corp.(b)(c)	778	35,733
Smith & Wesson Brands, Inc.	12,669	196,116
Sonic Automotive, Inc., Class A	2,855	130,217
Sonos, Inc.(b)(c)	3,017	66,766
Sportsman’s Warehouse Holdings, Inc.(b)	15,967	151,048
Standard Motor Products, Inc.	2,831	113,098
Steven Madden Ltd.	2,220	82,540
Stride, Inc.(b)(c)	10,580	413,784
Sturm Ruger & Co., Inc.(c)	1,718	116,635
Superior Group of Cos., Inc.	2,183	39,294
	Shares	Value
Consumer Discretionary-(continued)
Target Hospitality Corp.(b)	17,216	$109,322
Taylor Morrison Home Corp., Class A(b)	4,087	118,400
Tenneco, Inc., Class A(b)(c)	12,907	223,420
Tilly’s, Inc., Class A(c)	19,957	165,244
TravelCenters of America, Inc.(b)(c)	6,968	272,100
Tri Pointe Homes, Inc.(b)	11,307	238,238
Unifi, Inc.(b)	4,716	74,560
Urban Outfitters, Inc.(b)(c)	3,444	72,496
Vera Bradley, Inc.(b)(c)	9,094	61,930
Vista Outdoor, Inc.(b)	14,614	563,224
Visteon Corp.(b)	408	45,782
Vuzix Corp.(b)(c)	8,959	58,233
Weber, Inc., Class A(c)	2,730	21,103
Wingstop, Inc.	313	24,934
Winmark Corp.	546	107,999
Winnebago Industries, Inc.(c)	1,784	88,219
Wolverine World Wide, Inc.	2,249	47,994
XPEL, Inc.(b)(c)(e)	1,089	56,214
Zumiez, Inc.(b)(c)	4,145	135,997
		20,882,308
Consumer Staples-3.79%
22nd Century Group, Inc.(b)(c)	14,875	27,072
Andersons, Inc. (The)	12,921	485,959
B&G Foods, Inc.(c)	3,521	79,610
Beauty Health Co. (The)(b)(c)	8,135	116,086
BellRing Brands, Inc.(b)	3,096	80,960
BJ’s Wholesale Club Holdings, Inc.(b)	2,067	119,617
Cal-Maine Foods, Inc.	1,462	69,781
Celsius Holdings, Inc.(b)(c)	1,277	85,674
Central Garden & Pet Co.(b)(c)	1,004	45,361
Central Garden & Pet Co., Class A(b)	3,945	166,992
Chefs’ Warehouse, Inc. (The)(b)(c)	3,686	131,701
Coca-Cola Consolidated, Inc.	424	239,547
Edgewell Personal Care Co.	3,425	124,670
elf Beauty, Inc.(b)	4,368	116,276
Energizer Holdings, Inc.	1,255	37,637
Fresh Del Monte Produce, Inc.	3,539	90,386
Honest Co., Inc. (The)(b)	8,617	29,642
Hostess Brands, Inc.(b)	7,597	161,436
Ingles Markets, Inc., Class A	8,314	740,445
Inter Parfums, Inc.	1,091	80,516
John B. Sanfilippo & Son, Inc.	1,300	99,294
Medifast, Inc.	397	66,200
MGP Ingredients, Inc.	1,831	177,351
Mission Produce, Inc.(b)	5,166	69,069
Nature’s Sunshine Products, Inc.(b)	4,148	50,149
Nu Skin Enterprises, Inc., Class A	1,276	59,525
Primo Water Corp.	5,111	73,190
Sanderson Farms, Inc.	644	128,478
Seneca Foods Corp., Class A(b)	1,335	75,895
Simply Good Foods Co. (The)(b)	3,331	133,107
SpartanNash Co.	12,711	437,386
Sprouts Farmers Market, Inc.(b)(c)	6,652	180,203
TreeHouse Foods, Inc.(b)	1,417	58,267
United Natural Foods, Inc.(b)(c)	15,139	642,045
Universal Corp.(c)	1,967	125,259
USANA Health Sciences, Inc.(b)	989	69,556
Vector Group Ltd.	10,632	130,880
Weis Markets, Inc.	2,584	189,976
		5,795,198

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Energy-9.93%
Aemetis, Inc.(b)(c)	10,627	$86,185
Antero Resources Corp.(b)	9,184	393,810
Arch Resources, Inc.	2,827	432,079
Archrock, Inc.	6,059	60,772
Berry Corp.	28,919	321,868
Brigham Minerals, Inc., Class A	13,046	395,424
Bristow Group, Inc.(b)	3,967	126,111
Cactus, Inc., Class A	3,689	193,377
California Resources Corp.	12,722	555,570
Callon Petroleum Co.(b)(c)	2,125	124,227
Centennial Resource Development, Inc., Class A(b)	12,441	98,781
Centrus Energy Corp.(b)	5,295	135,499
ChampionX Corp.	4,532	105,460
Civitas Resources, Inc.	4,672	356,707
Clean Energy Fuels Corp.(b)(c)	12,639	69,894
CNX Resources Corp.(b)(c)	8,108	176,106
Comstock Resources, Inc.(b)	24,472	472,310
CONSOL Energy, Inc.(b)(c)	30,160	1,555,050
Crescent Energy Co., Class A(c)	2,248	40,621
CVR Energy, Inc.	4,296	147,911
Denbury, Inc.(b)	668	48,857
DHT Holdings, Inc.	18,766	111,845
Dorian LPG Ltd.	8,080	137,360
Earthstone Energy, Inc., Class A(b)(c)	12,918	232,782
Energy Fuels, Inc.(b)	29,869	191,460
Equitrans Midstream Corp.	12,553	98,792
Falcon Minerals Corp.(c)	22,132	163,998
Frontline Ltd. (Norway)(b)(c)	12,727	123,197
Gevo, Inc.(b)(c)	43,264	181,709
Golar LNG Ltd. (Cameroon)(b)	7,535	190,862
Green Plains, Inc.(b)(c)	11,147	363,169
International Seaways, Inc.(c)	3,964	95,651
Kinetik Holdings, Inc., Class A	1,086	91,267
Kosmos Energy Ltd. (Ghana)(b)	34,460	266,720
Laredo Petroleum, Inc.(b)(c)	4,820	405,699
Magnolia Oil & Gas Corp., Class A(c)	5,242	144,732
Matador Resources Co.	4,897	298,227
Murphy Oil Corp.	6,452	273,694
Nabors Industries Ltd.(b)(c)	2,213	369,062
Newpark Resources, Inc.(b)	26,629	114,505
Northern Oil and Gas, Inc.(c)	5,980	195,486
Oasis Petroleum, Inc.	820	130,159
Oceaneering International, Inc.(b)	8,822	112,216
Ovintiv, Inc.	1,445	80,906
Patterson-UTI Energy, Inc.	7,476	142,642
PBF Energy, Inc., Class A(b)	3,323	110,324
PDC Energy, Inc.	4,614	365,152
Peabody Energy Corp.(b)(c)	20,352	480,511
ProPetro Holding Corp.(b)	7,211	94,104
Range Resources Corp.(b)	7,711	261,788
Ranger Oil Corp., Class A(b)	8,592	367,823
REX American Resources Corp.(b)	578	50,222
Scorpio Tankers, Inc. (Monaco)	14,165	468,153
SFL Corp. Ltd. (Norway)	17,655	198,619
SM Energy Co.	10,509	507,269
Teekay Corp. (Bermuda)(b)	27,710	93,660
Teekay Tankers Ltd., Class A (Bermuda)(b)	4,481	92,533
Tellurian, Inc.(b)(c)	33,866	161,541
TETRA Technologies, Inc.(b)	131,283	659,041
Uranium Energy Corp.(b)	58,439	223,237
Ur-Energy, Inc.(b)	65,289	79,653
	Shares	Value
Energy-(continued)
US Silica Holdings, Inc.(b)	9,300	$164,424
W&T Offshore, Inc.(b)	40,660	273,642
Whiting Petroleum Corp.	899	79,526
World Fuel Services Corp.	1,854	45,961
		15,189,942
Financials-23.44%
1st Source Corp.	2,269	106,688
Acacia Research Corp.(b)(c)	15,797	75,510
AFC Gamma, Inc.	2,176	38,994
Alerus Financial Corp.	1,681	42,697
Allegiance Bancshares, Inc.	3,334	134,193
Amalgamated Financial Corp.	3,220	69,971
A-Mark Precious Metals, Inc.(c)	7,978	606,567
Amerant Bancorp, Inc.	8,468	249,467
American Equity Investment Life Holding Co.	4,958	199,609
American National Bankshares, Inc.	3,202	114,023
Ameris Bancorp	3,717	169,458
AMERISAFE, Inc.	1,014	51,106
Apollo Commercial Real Estate Finance, Inc.	10,357	131,845
Arbor Realty Trust, Inc.	7,434	122,066
Ares Commercial Real Estate Corp.(c)	7,814	114,866
Argo Group International Holdings Ltd.	2,728	115,558
Arrow Financial Corp.	2,232	73,946
Artisan Partners Asset Management, Inc., Class A(c)	1,288	49,472
Associated Banc-Corp.	9,142	189,239
Atlantic Union Bankshares Corp.	2,375	83,743
Atlanticus Holdings Corp.(b)(c)	3,776	146,924
Axos Financial, Inc.(b)	3,790	146,483
B. Riley Financial, Inc.(c)	4,512	245,227
Banc of California, Inc.	7,718	148,494
BancFirst Corp.(c)	859	77,937
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	4,354	64,744
Bancorp, Inc. (The)(b)	2,911	60,636
Bank First Corp.(c)	622	45,201
Bank of Marin Bancorp	1,141	37,539
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	4,465	141,005
BankUnited, Inc.(c)	3,562	148,393
Banner Corp.	3,328	193,390
Bar Harbor Bankshares	4,352	118,592
Berkshire Hills Bancorp, Inc.	3,789	98,931
BGC Partners, Inc., Class A	26,581	86,654
Blackstone Mortgage Trust, Inc., Class A(c)	1,774	55,189
Blue Foundry Bancorp(b)	2,724	32,606
Bridgewater Bancshares, Inc.(b)	6,079	98,662
Brightsphere Investment Group, Inc.	6,445	131,414
Broadmark Realty Capital, Inc.	5,819	43,002
Brookline Bancorp, Inc.	12,155	172,236
BRP Group, Inc., Class A(b)(c)	1,982	49,986
Business First Bancshares, Inc.	3,435	76,017
Byline Bancorp, Inc.	8,237	205,760
Cambridge Bancorp	1,309	109,302
Camden National Corp.	3,110	137,649
Capital Bancorp, Inc.	4,748	111,293
Capitol Federal Financial, Inc.	4,925	49,989
Capstar Financial Holdings, Inc.	5,889	122,668
Carter Bankshares, Inc.(b)	4,147	61,334
Cathay General Bancorp	4,248	174,635
CBTX, Inc.(c)	2,269	64,485
Central Pacific Financial Corp.	7,807	188,461

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Chimera Investment Corp.	11,619	$113,866
Citizens & Northern Corp.	4,019	97,822
Citizens, Inc.(b)(c)	7,041	23,376
City Holding Co.	1,333	109,426
Civista Bancshares, Inc.	6,662	142,234
CNB Financial Corp.	3,613	90,795
CNO Financial Group, Inc.	4,407	90,652
Coastal Financial Corp.(b)	4,910	193,749
Cohen & Steers, Inc.	452	34,447
Columbia Banking System, Inc.	1,642	49,506
Columbia Financial, Inc.(b)(c)	1,970	40,956
Community Bank System, Inc.	943	62,238
Community Trust Bancorp, Inc.	2,316	97,388
ConnectOne Bancorp, Inc.	9,025	248,729
Cowen, Inc., Class A	8,486	225,218
CrossFirst Bankshares, Inc.(b)	10,408	139,779
Curo Group Holdings Corp.(c)	4,755	41,369
Customers Bancorp, Inc.(b)	8,778	362,531
CVB Financial Corp.	3,301	81,799
Diamond Hill Investment Group, Inc.	942	176,286
Dime Community Bancshares, Inc.(c)	4,883	153,522
Donnelley Financial Solutions, Inc.(b)(c)	9,887	307,585
Dynex Capital, Inc.	5,062	82,511
Eagle Bancorp, Inc.	3,885	192,541
Eastern Bankshares, Inc.	3,738	72,779
Ellington Financial, Inc.	7,151	110,769
Employers Holdings, Inc.	3,374	139,717
Encore Capital Group, Inc.(b)(c)	6,362	388,782
Enova International, Inc.(b)	12,659	399,771
Enstar Group Ltd.(b)	381	88,365
Enterprise Bancorp, Inc.	3,980	134,405
Enterprise Financial Services Corp.	2,981	138,050
Equity Bancshares, Inc., Class A	3,611	117,394
Essent Group Ltd.	1,118	47,839
EZCORP, Inc., Class A(b)	38,705	293,384
Farmers National Banc Corp.	7,144	110,946
FB Financial Corp.	1,247	52,399
Federal Agricultural Mortgage Corp., Class C	1,990	208,970
Federated Hermes, Inc., Class B(c)	3,697	125,587
Financial Institutions, Inc.	5,900	166,085
First Bancorp	19,285	287,925
First Bancorp, Inc. (The)	2,478	75,009
First Bancorp/Southern Pines NC(c)	3,945	147,819
First Bancshares, Inc. (The)	4,307	129,641
First Bank	8,472	121,150
First Busey Corp.	6,045	141,755
First Commonwealth Financial Corp.	15,560	217,996
First Community Bankshares, Inc.	6,377	183,658
First Financial Bancorp	9,189	192,785
First Financial Bankshares, Inc.	1,169	48,210
First Financial Corp.	1,931	86,856
First Foundation, Inc.	6,601	148,853
First Internet Bancorp	3,532	136,512
First Interstate BancSystem, Inc., Class A(c)	13,012	495,367
First Merchants Corp.	2,221	91,416
First Mid Bancshares, Inc.	2,837	106,813
First of Long Island Corp. (The)	4,446	84,563
FirstCash Holdings, Inc.	721	53,823
Five Star Bancorp	2,409	62,706
Flagstar Bancorp, Inc.	1,238	47,700
Flushing Financial Corp.	9,236	213,352
Focus Financial Partners, Inc., Class A(b)	1,983	74,759
	Shares	Value
Financials-(continued)
Franklin BSP Realty Trust, Inc.	7,084	$109,660
Fulton Financial Corp.	9,173	145,392
GAMCO Investors, Inc., Class A	3,391	69,719
GCM Grosvenor, Inc., Class A	3,581	29,328
Genworth Financial, Inc., Class A(b)	19,742	79,955
German American Bancorp, Inc.	3,524	134,018
Glacier Bancorp, Inc.	977	47,297
Granite Point Mortgage Trust, Inc.	8,338	91,718
Great Ajax Corp.	5,224	55,113
Great Southern Bancorp, Inc.	1,355	80,419
Greenhill & Co., Inc.	6,758	83,123
Guaranty Bancshares, Inc.(c)	2,366	86,264
Hamilton Lane, Inc., Class A	811	56,405
Hancock Whitney Corp.	3,400	169,456
Hanmi Financial Corp.	18,553	433,027
HarborOne Bancorp, Inc.	8,264	118,093
HCI Group, Inc.(c)	2,308	156,875
Heartland Financial USA, Inc.	2,573	113,804
Heritage Commerce Corp.	14,136	162,140
Heritage Financial Corp.	3,307	86,313
Hilltop Holdings, Inc.(c)	4,536	136,125
Hingham Institution for Savings (The)	507	163,660
Home Bancorp, Inc.	3,362	115,619
Home BancShares, Inc.	4,167	94,133
HomeStreet, Inc.	4,192	168,980
HomeTrust Bancshares, Inc.	4,880	130,979
Hope Bancorp, Inc.	17,500	255,150
Horace Mann Educators Corp.	1,661	67,204
Horizon Bancorp, Inc.	8,287	148,917
Houlihan Lokey, Inc.	1,423	122,293
Independent Bank Corp.(c)	626	52,146
Independent Bank Corporation	5,640	111,728
Independent Bank Group, Inc.	973	71,107
International Bancshares Corp.	2,358	98,871
Investors Title Co.	606	100,554
Kearny Financial Corp.	9,508	117,994
KKR Real Estate Finance Trust, Inc.	3,761	76,800
Ladder Capital Corp.	9,236	106,768
Lakeland Bancorp, Inc.	12,519	194,295
Lakeland Financial Corp.(c)	2,438	175,926
LendingClub Corp.(b)	10,161	159,731
Live Oak Bancshares, Inc.	1,181	47,429
Luther Burbank Corp.	4,063	55,419
Maiden Holdings Ltd.(b)(c)	13,462	32,847
Mercantile Bank Corp.	4,145	136,992
Meta Financial Group, Inc.	8,057	334,929
Metrocity Bankshares, Inc.	10,915	221,684
Metropolitan Bank Holding Corp.(b)(c)	4,663	360,123
Mid Penn Bancorp, Inc.	2,088	57,357
Midland States Bancorp, Inc.	10,830	291,110
MidWestOne Financial Group, Inc.	2,846	86,604
Moelis & Co., Class A	3,622	169,944
Mr. Cooper Group, Inc.(b)	4,358	188,963
MVB Financial Corp.	7,673	286,433
National Bank Holdings Corp., Class A	3,421	139,406
National Western Life Group, Inc., Class A	417	87,191
Navient Corp.	30,462	487,392
NBT Bancorp, Inc.	2,919	107,945
Nelnet, Inc., Class A	1,035	87,654
Nicolet Bankshares, Inc.(b)(c)	841	67,162
NMI Holdings, Inc., Class A(b)	2,239	41,668
Northfield Bancorp, Inc.	8,963	119,118

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Northrim BanCorp, Inc.	1,205	$50,080
Northwest Bancshares, Inc.(c)	7,514	96,855
OceanFirst Financial Corp.	5,235	105,590
Ocwen Financial Corp.(b)(c)	2,420	67,712
OFG Bancorp	7,262	205,805
Old National Bancorp	13,771	218,959
Old Second Bancorp, Inc.	9,191	140,347
Oportun Financial Corp.(b)	4,687	52,776
Oppenheimer Holdings, Inc., Class A	5,154	184,049
Origin Bancorp, Inc.	5,139	200,832
Orrstown Financial Services, Inc.	5,181	127,349
Pacific Premier Bancorp, Inc.	2,996	97,550
Park National Corp.(c)	1,210	149,689
PCSB Financial Corp.	1,955	38,298
Peapack-Gladstone Financial Corp.	5,517	185,923
PennyMac Mortgage Investment Trust(c)	8,075	130,653
Peoples Bancorp, Inc.	3,510	100,316
Peoples Financial Services Corp.	2,109	111,418
Piper Sandler Cos.	2,578	339,755
PJT Partners, Inc., Class A(c)	1,589	120,510
PRA Group, Inc.(b)(c)	2,025	74,925
Preferred Bank	3,066	210,052
Premier Financial Corp.	5,104	138,676
Primis Financial Corp.	5,990	80,865
ProAssurance Corp.	4,321	95,969
Provident Bancorp, Inc.	6,442	96,759
Provident Financial Services, Inc.	8,142	187,185
Pzena Investment Management, Inc., Class A	7,235	51,151
QCR Holdings, Inc.(c)	4,035	223,620
Radian Group, Inc.	3,928	84,491
RBB Bancorp	9,684	207,819
Ready Capital Corp.	9,926	145,714
Regional Management Corp.	7,412	352,663
Renasant Corp.(c)	2,399	74,225
Republic Bancorp, Inc., Class A	2,455	112,807
S&T Bancorp, Inc.	4,641	136,492
Safety Insurance Group, Inc.	855	79,395
Sandy Spring Bancorp, Inc.(c)	5,238	221,829
Sculptor Capital Management, Inc.	7,587	91,196
Seacoast Banking Corp. of Florida	3,162	108,267
Selective Insurance Group, Inc.	1,006	79,776
ServisFirst Bancshares, Inc.	2,663	221,988
Sierra Bancorp	2,327	50,380
Silvergate Capital Corp., Class A(b)(c)	512	40,192
Simmons First National Corp., Class A	12,670	325,746
SmartFinancial, Inc.	4,917	127,350
South Plains Financial, Inc.	3,010	74,407
South State Corp.	4,459	360,376
Southern First Bancshares, Inc.(b)	3,240	146,124
Southern Missouri Bancorp, Inc.	4,474	208,846
Southside Bancshares, Inc.	4,807	193,866
StepStone Group, Inc., Class A	3,091	84,261
Stewart Information Services Corp.	5,286	293,320
Stock Yards Bancorp, Inc.	3,563	210,217
StoneX Group, Inc.(b)	2,817	211,472
Summit Financial Group, Inc.	2,748	75,240
Texas Capital Bancshares, Inc.(b)	1,307	73,885
Tiptree, Inc.	29,713	321,792
Tompkins Financial Corp.	1,421	108,294
Towne Bank	5,771	170,129
TPG RE Finance Trust, Inc.	6,015	63,097
TriCo Bancshares	3,046	138,106
	Shares	Value
Financials-(continued)
TriState Capital Holdings, Inc.(b)	8,868	$271,183
Triumph Bancorp, Inc.(b)	2,344	170,503
TrustCo Bank Corp.	1,746	56,239
Trustmark Corp.	3,820	111,124
UMB Financial Corp.	1,342	123,934
United Bankshares, Inc.(c)	1,806	67,833
United Community Banks, Inc.	7,421	233,242
Universal Insurance Holdings, Inc.	4,337	55,947
Univest Financial Corp.	7,524	199,386
Valley National Bancorp	7,715	98,058
Velocity Financial, Inc.(b)	5,365	58,747
Veritex Holdings, Inc.	5,690	196,077
Virtus Investment Partners, Inc.	388	74,752
Washington Federal, Inc.	6,203	201,287
Washington Trust Bancorp, Inc.	2,481	124,546
Waterstone Financial, Inc.	2,652	45,853
WesBanco, Inc.	3,030	103,202
West Bancorporation, Inc.	6,814	173,416
Westamerica Bancorporation	1,417	85,318
WisdomTree Investments, Inc.	13,651	81,223
World Acceptance Corp.(b)(c)	1,740	257,642
WSFS Financial Corp.	7,353	314,561
		35,852,063
Health Care-7.42%
Accuray, Inc.(b)	14,251	29,642
Aclaris Therapeutics, Inc.(b)(c)	10,908	139,513
Agiliti, Inc.(b)(c)	3,107	60,027
Allscripts Healthcare Solutions, Inc.(b)	9,755	166,713
AMN Healthcare Services, Inc.(b)	1,320	127,908
Amneal Pharmaceuticals, Inc.(b)	13,738	49,869
Amphastar Pharmaceuticals, Inc.(b)	2,586	96,044
AnaptysBio, Inc.(b)(c)	1,773	33,669
Anavex Life Sciences Corp.(b)	11,901	108,418
AngioDynamics, Inc.(b)	10,742	210,865
ANI Pharmaceuticals, Inc.(b)(c)	1,861	56,295
Apollo Medical Holdings, Inc.(b)(c)	1,382	51,880
Apyx Medical Corp.(b)	10,712	65,022
Aratana Therapeutics, Inc., CVR(b)(f)	540	0
Arcus Biosciences, Inc.(b)(c)	1,490	28,236
Atossa Therapeutics, Inc.(b)	36,479	35,469
AtriCure, Inc.(b)	1,382	56,151
Atrion Corp.	92	57,849
Avid Bioservices, Inc.(b)(c)	11,057	147,832
Axonics, Inc.(b)	967	48,350
BioCryst Pharmaceuticals, Inc.(b)(c)	4,339	40,396
Bionano Genomics, Inc.(b)(c)	60,144	104,049
Bioventus, Inc., Class A(b)(c)	4,377	43,245
Brookdale Senior Living, Inc.(b)	70,939	404,352
Brooklyn ImmunoTherapeutics, Inc.(b)	6,550	4,391
Cassava Sciences, Inc.(b)(c)	5,148	157,529
Catalyst Pharmaceuticals, Inc.(b)	51,643	371,830
Celldex Therapeutics, Inc.(b)(c)	6,360	149,587
Codexis, Inc.(b)	5,461	58,323
Coherus Biosciences, Inc.(b)(c)	3,746	27,496
Collegium Pharmaceutical, Inc.(b)	2,948	46,048
Community Health Systems, Inc.(b)	45,727	239,609
Computer Programs & Systems, Inc.(b)	1,764	56,254
CONMED Corp.	542	63,029
CorVel Corp.(b)	591	88,154
Crinetics Pharmaceuticals, Inc.(b)	5,996	100,433
Cross Country Healthcare, Inc.(b)	18,379	324,389
CryoPort, Inc.(b)	1,070	27,232

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Cutera, Inc.(b)	4,969	$223,555
Cytokinetics, Inc.(b)(c)	3,999	159,560
DermTech, Inc.(b)(c)	2,231	14,814
Dynavax Technologies Corp.(b)(c)	12,118	143,719
Eagle Pharmaceuticals, Inc.(b)(c)	869	40,582
Edgewise Therapeutics, Inc.(b)	2,788	17,425
Enanta Pharmaceuticals, Inc.(b)	1,465	58,497
Endo International PLC(b)	24,287	12,816
Ensign Group, Inc. (The)	631	51,218
Evolent Health, Inc., Class A(b)	5,712	160,679
EyePoint Pharmaceuticals, Inc.(b)	5,978	57,688
Forian, Inc.(b)(c)	5,092	15,683
Fulgent Genetics, Inc.(b)(c)	2,772	151,102
Gritstone bio, Inc.(b)	5,179	10,462
Harvard Bioscience, Inc.(b)(c)	14,186	51,921
HealthStream, Inc.(b)	2,838	57,810
Heska Corp.(b)(c)	414	41,313
Ideaya Biosciences, Inc.(b)	7,921	88,319
Innoviva, Inc.(b)(c)	9,884	149,940
Inotiv, Inc.(b)(c)	5,159	78,933
Inspire Medical Systems, Inc.(b)	217	38,372
Integer Holdings Corp.(b)	869	69,329
Intellia Therapeutics, Inc.(b)	615	28,376
Intra-Cellular Therapies, Inc.(b)	999	57,343
iRadimed Corp.	1,419	46,387
Ironwood Pharmaceuticals, Inc.(b)(c)	4,106	46,275
IVERIC bio, Inc.(b)	13,013	135,856
Joint Corp. (The)(b)(c)	4,084	68,121
Kezar Life Sciences, Inc.(b)(c)	8,053	40,668
Lantheus Holdings, Inc.(b)	9,861	675,676
LeMaitre Vascular, Inc.(c)	2,365	108,128
Ligand Pharmaceuticals, Inc.(b)(c)	899	79,930
LivaNova PLC(b)	485	33,014
MannKind Corp.(b)(c)	10,604	44,325
MaxCyte, Inc.(b)	26,852	123,788
Medpace Holdings, Inc.(b)	291	41,683
Meridian Bioscience, Inc.(b)(c)	3,365	92,537
Merit Medical Systems, Inc.(b)	1,222	75,019
Mesa Laboratories, Inc.	180	37,665
ModivCare, Inc.(b)	577	55,063
Morphic Holding, Inc.(b)	1,441	33,777
Myriad Genetics, Inc.(b)	4,443	85,483
National HealthCare Corp.	1,263	88,776
Natus Medical, Inc.(b)	4,027	132,045
NuVasive, Inc.(b)(c)	1,226	70,385
Ocugen, Inc.(b)(c)	39,241	93,001
Omnicell, Inc.(b)	356	39,573
OptimizeRx Corp.(b)(c)	4,365	111,657
Option Care Health, Inc.(b)	6,708	203,655
Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	9,088	42,077
Organogenesis Holdings, Inc.(b)(c)	6,379	35,786
OrthoPediatrics Corp.(b)(c)	1,120	51,710
Owens & Minor, Inc.(c)	6,849	238,893
Pacific Biosciences of California, Inc.(b)(c)	2,304	12,972
Patterson Cos., Inc.(c)	1,736	54,840
PAVmed, Inc.(b)(c)	15,703	15,860
Phibro Animal Health Corp., Class A	3,722	71,500
Phreesia, Inc.(b)	1,023	18,557
Prestige Consumer Healthcare, Inc.(b)	4,488	250,520
Progyny, Inc.(b)(c)	1,187	37,521
Prometheus Biosciences, Inc.(b)(c)	1,605	41,826
Protagonist Therapeutics, Inc.(b)	3,448	30,204
	Shares	Value
Health Care-(continued)
Prothena Corp. PLC (Ireland)(b)(c)	3,195	$87,000
RadNet, Inc.(b)(c)	10,503	215,627
RAPT Therapeutics, Inc.(b)(c)	2,042	30,058
Select Medical Holdings Corp.	3,347	81,499
Senseonics Holdings, Inc.(b)(c)	46,069	53,440
Shockwave Medical, Inc.(b)	529	86,867
SIGA Technologies, Inc.(c)	9,216	100,823
STAAR Surgical Co.(b)	773	50,972
Supernus Pharmaceuticals, Inc.(b)	8,194	228,367
Surgery Partners, Inc.(b)(c)	1,543	60,486
SurModics, Inc.(b)(c)	1,511	59,277
Tenet Healthcare Corp.(b)	3,028	195,942
Tivity Health, Inc.(b)	4,105	133,002
TransMedics Group, Inc.(b)(c)	1,593	46,468
Treace Medical Concepts, Inc.(b)	2,406	40,156
UFP Technologies, Inc.(b)	2,233	170,713
Utah Medical Products, Inc.	627	54,010
Vanda Pharmaceuticals, Inc.(b)	5,956	58,547
Varex Imaging Corp.(b)(c)	12,389	285,443
Vericel Corp.(b)(c)	5,082	137,976
VistaGen Therapeutics, Inc.(b)	26,221	30,154
Zentalis Pharmaceuticals, Inc.(b)(c)	766	18,468
		11,345,602
Industrials-18.28%
AAON, Inc.	572	30,648
AAR Corp.(b)	2,575	124,166
ABM Industries, Inc.	3,208	155,107
ACCO Brands Corp.	8,350	62,959
Aerojet Rocketdyne Holdings, Inc.(b)(c)	1,749	71,254
AeroVironment, Inc.(b)	551	50,670
Air Transport Services Group, Inc.(b)	1,557	47,053
Alamo Group, Inc.	538	63,285
Albany International Corp., Class A	993	83,809
Allied Motion Technologies, Inc.	1,707	41,890
Alta Equipment Group, Inc.(b)	11,071	119,235
Altra Industrial Motion Corp.(c)	1,152	45,170
Ameresco, Inc., Class A(b)	2,080	122,138
API Group Corp.(b)	3,408	59,470
Apogee Enterprises, Inc.	7,140	297,024
Applied Industrial Technologies, Inc.	1,662	171,867
ArcBest Corp.	5,717	432,377
Arcosa, Inc.	1,613	85,279
Argan, Inc.	1,330	53,187
Aris Water Solution, Inc., Class A	5,461	111,568
ASGN, Inc.(b)	777	73,994
Astec Industries, Inc.	2,005	93,774
Atkore, Inc.(b)	3,679	400,717
Atlas Air Worldwide Holdings, Inc.(b)(c)	4,747	330,913
Atlas Technical Consultants, Inc.(b)	5,876	48,066
AZZ, Inc.	2,297	102,814
Babcock & Wilcox Enterprises, Inc.(b)(c)	24,137	158,097
Barnes Group, Inc.	834	30,049
Barrett Business Services, Inc.	955	71,491
Beacon Roofing Supply, Inc.(b)(c)	3,213	197,310
Blink Charging Co.(b)(c)	1,277	20,343
Blue Bird Corp.(b)(c)	4,824	58,901
BlueLinx Holdings, Inc.(b)(c)	9,662	798,661
Boise Cascade Co.	5,181	400,595
Brady Corp., Class A	1,196	58,018
BrightView Holdings, Inc.(b)(c)	2,791	36,283
Brink’s Co. (The)	777	47,265
Caesarstone Ltd.	4,163	37,925

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Casella Waste Systems, Inc., Class A(b)	1,002	$71,723
CBIZ, Inc.(b)	5,993	245,473
Chart Industries, Inc.(b)(c)	561	98,669
Columbus McKinnon Corp.	2,742	92,542
Comfort Systems USA, Inc.	3,802	341,115
Commercial Vehicle Group, Inc.(b)	5,037	34,000
Concrete Pumping Holdings, Inc.(b)(c)	18,340	99,219
Construction Partners, Inc.(b)(c)	3,811	87,615
CoreCivic, Inc.(b)	37,934	488,211
Cornerstone Building Brands, Inc.(b)	11,945	293,250
Costamare, Inc. (Monaco)	10,512	149,481
Covenant Logistics Group, Inc., Class A	8,978	203,531
CRA International, Inc.	4,502	385,956
CSW Industrials, Inc.	809	85,851
Daseke, Inc.(b)	26,749	202,222
Deluxe Corp.	7,638	182,777
Douglas Dynamics, Inc.	1,270	39,903
DXP Enterprises, Inc.(b)	7,470	229,180
Dycom Industries, Inc.(b)	1,301	121,136
Eagle Bulk Shipping, Inc.(c)	4,269	312,747
EMCOR Group, Inc.	1,000	105,630
Encore Wire Corp.	2,682	335,304
Energy Recovery, Inc.(b)	9,104	183,992
Enerpac Tool Group Corp.(c)	2,506	48,917
EnerSys	679	45,982
Ennis, Inc.	4,271	77,519
EnPro Industries, Inc.	1,876	179,646
ESCO Technologies, Inc.	479	31,523
Evoqua Water Technologies Corp.(b)	3,409	121,326
Exponent, Inc.	515	46,551
Federal Signal Corp.	3,437	120,639
Fluor Corp.(b)(c)	9,564	269,992
Forrester Research, Inc.(b)	1,563	81,792
Forward Air Corp.	1,182	110,151
Franklin Covey Co.(b)	6,608	253,152
Franklin Electric Co., Inc.	1,245	91,781
GATX Corp.	1,092	117,881
Genco Shipping & Trading Ltd.	4,588	115,847
GEO Group, Inc. (The)(b)(c)	9,912	70,474
Gibraltar Industries, Inc.(b)	857	35,788
Global Industrial Co.	1,024	35,092
GMS, Inc.(b)	9,520	474,191
Gorman-Rupp Co. (The)	3,595	107,095
GrafTech International Ltd.	14,600	126,728
Granite Construction, Inc.(c)	10,353	338,025
Great Lakes Dredge & Dock Corp.(b)	11,610	170,667
Greenbrier Cos., Inc. (The)(c)	2,488	103,526
Griffon Corp.	6,524	209,225
H&E Equipment Services, Inc.	6,919	246,662
Harsco Corp.(b)	2,589	21,489
Heidrick & Struggles International, Inc.	4,826	166,787
Helios Technologies, Inc.	2,586	176,934
Herc Holdings, Inc.	1,532	179,581
Heritage-Crystal Clean, Inc.(b)	5,119	141,131
Hillenbrand, Inc.(c)	3,891	162,799
HireQuest, Inc.	2,891	44,637
HNI Corp.	3,996	152,367
Hub Group, Inc., Class A(b)	3,094	225,800
ICF International, Inc.	2,099	214,539
IES Holdings, Inc.(b)(c)	912	28,172
INNOVATE Corp.(b)(c)	16,723	40,637
Insperity, Inc.	1,053	105,374
	Shares	Value
Industrials-(continued)
Insteel Industries, Inc.	10,697	$442,963
Interface, Inc.	23,725	341,403
JELD-WEN Holding, Inc.(b)	4,117	77,523
John Bean Technologies Corp.	644	78,407
Kadant, Inc.	910	168,441
KBR, Inc.	2,728	135,745
Kelly Services, Inc., Class A	2,391	47,724
Kennametal, Inc.	1,825	50,626
Kforce, Inc.	5,380	353,358
Korn Ferry	3,700	227,402
Lindsay Corp.	835	105,210
Luxfer Holdings PLC (United Kingdom)	6,434	107,448
Manitowoc Co., Inc. (The)(b)	11,768	153,219
ManTech International Corp., Class A	626	59,877
Marten Transport Ltd.	3,135	55,051
Masonite International Corp.(b)	881	80,902
Matson, Inc.	3,042	273,415
Matthews International Corp., Class A	6,282	203,286
Maxar Technologies, Inc.	1,490	44,491
Mayville Engineering Co., Inc.(b)(c)	2,608	23,655
McGrath RentCorp	1,632	134,167
Meritor, Inc.(b)	3,224	116,612
Mesa Air Group, Inc.(b)	10,191	31,286
Miller Industries, Inc.	1,543	38,081
MillerKnoll, Inc.	3,289	99,328
Mistras Group, Inc.(b)	4,642	26,877
Montrose Environmental Group, Inc.(b)	3,130	126,796
Moog, Inc., Class A	1,028	83,669
MRC Global, Inc.(b)	17,892	200,211
Mueller Industries, Inc.	5,318	286,374
Mueller Water Products, Inc., Class A	8,401	100,224
MYR Group, Inc.(b)	4,873	446,416
National Presto Industries, Inc.	492	33,254
Northwest Pipe Co.(b)	1,823	60,906
NOW, Inc.(b)	16,303	179,985
NV5 Global, Inc.(b)(c)	1,241	152,866
PAM Transportation Services, Inc.(b)	5,036	140,253
PGT Innovations, Inc.(b)	3,607	72,501
Pitney Bowes, Inc.	48,156	225,370
Primoris Services Corp.	3,100	75,268
Quanex Building Products Corp.	3,409	69,339
Radiant Logistics, Inc.(b)	19,535	129,517
Resideo Technologies, Inc.(b)	5,983	141,318
Resources Connection, Inc.	11,694	215,988
REV Group, Inc.	14,206	174,308
Rush Enterprises, Inc., Class A	3,619	184,497
Rush Enterprises, Inc., Class B	708	35,053
Safe Bulkers, Inc. (Greece)	48,751	232,055
Saia, Inc.(b)	278	54,930
Shyft Group, Inc. (The)	6,641	147,364
Simpson Manufacturing Co., Inc.	581	62,951
SkyWest, Inc.(b)	2,685	72,388
SPX Corp.(b)	1,668	83,950
Standex International Corp.	2,271	211,430
Steelcase, Inc., Class A(c)	5,227	64,083
Stem, Inc.(b)(c)	2,097	18,118
Sterling Infrastructure, Inc.(b)	10,510	258,651
Sun Country Airlines Holdings, Inc.(b)(c)	1,860	43,989
Tennant Co.	1,404	87,385
Terex Corp.	3,460	122,449
Tetra Tech, Inc.	293	39,546
Textainer Group Holdings Ltd. (China)	14,074	456,561

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Thermon Group Holdings, Inc.(b)	4,170	$65,636
Titan International, Inc.(b)	39,205	713,923
Titan Machinery, Inc.(b)	12,754	336,833
Transcat, Inc.(b)(c)	3,789	240,185
Trinity Industries, Inc.	2,456	61,056
Triton International Ltd. (Bermuda)	2,335	148,903
Triumph Group, Inc.(b)	2,481	37,959
TrueBlue, Inc.(b)	9,111	200,624
Tutor Perini Corp.(b)	6,012	60,962
UFP Industries, Inc.	2,080	160,576
UniFirst Corp.	208	33,996
US Xpress Enterprises, Inc., Class A(b)(c)	10,112	29,932
Vectrus, Inc.(b)	1,333	47,748
Veritiv Corp.(b)	6,767	983,583
Vicor Corp.(b)	572	38,496
VSE Corp.	3,158	122,720
Wabash National Corp.(c)	5,323	81,708
Watts Water Technologies, Inc., Class A	729	95,375
Welbilt, Inc.(b)(c)	9,733	230,380
Werner Enterprises, Inc.	2,167	87,915
WESCO International, Inc.(b)	1,655	207,835
Willdan Group, Inc.(b)	918	24,456
WillScot Mobile Mini Holdings Corp.(b)	1,753	62,635
Yellow Corp.(b)(c)	53,479	202,151
Zurn Water Solutions Corp.	8,132	234,364
		27,949,729
Information Technology-8.04%
3D Systems Corp.(b)(c)	9,196	99,409
A10 Networks, Inc.	12,657	195,044
ADTRAN, Inc.	7,169	132,842
Agilysys, Inc.(b)	1,073	43,854
Alpha & Omega Semiconductor Ltd.(b)(c)	7,630	335,186
Altair Engineering, Inc., Class A(b)(c)	931	51,168
Ambarella, Inc.(b)	593	50,535
American Software, Inc., Class A	6,535	111,749
Amkor Technology, Inc.(c)	4,130	84,417
Asana, Inc., Class A(b)(c)	483	10,500
Atomera, Inc.(b)(c)	6,463	78,525
Avaya Holdings Corp.(b)(c)	2,805	10,350
Aviat Networks, Inc.(b)(c)	8,125	238,225
Avid Technology, Inc.(b)	10,011	293,222
Axcelis Technologies, Inc.(b)	5,676	352,253
Badger Meter, Inc.	647	51,204
Belden, Inc.	3,798	218,689
Benchmark Electronics, Inc.	3,092	78,815
Blackbaud, Inc.(b)	1,601	101,904
Box, Inc., Class A(b)	3,208	83,761
Calix, Inc.(b)	2,722	100,551
Cass Information Systems, Inc.	1,484	50,634
Cerence, Inc.(b)(c)	524	16,642
CEVA, Inc.(b)	1,564	56,414
ChannelAdvisor Corp.(b)	8,206	112,012
Clearfield, Inc.(b)	4,609	284,836
Cohu, Inc.(b)	1,190	36,212
CommVault Systems, Inc.(b)	1,136	69,307
Comtech Telecommunications Corp.	2,421	30,287
Conduent, Inc.(b)	17,629	93,434
Consensus Cloud Solutions, Inc.(b)(c)	2,404	115,464
CoreCard Corp.(b)(c)	953	22,357
CSG Systems International, Inc.	2,070	128,733
CTS Corp.	2,033	82,682
Digi International, Inc.(b)	4,946	109,307
	Shares	Value
Information Technology-(continued)
Diodes, Inc.(b)	1,225	$94,337
Domo, Inc., Class B(b)	922	29,393
Ebix, Inc.	1,703	49,642
EMCORE Corp.(b)	21,042	69,439
ePlus, Inc.(b)	3,610	204,831
EVERTEC, Inc.	934	35,436
ExlService Holdings, Inc.(b)	1,049	149,157
Extreme Networks, Inc.(b)	28,665	284,357
Fabrinet (Thailand)(b)	1,279	111,107
FARO Technologies, Inc.(b)	684	22,038
FormFactor, Inc.(b)	887	36,420
Grid Dynamics Holdings, Inc.(b)(c)	4,984	89,762
Hackett Group, Inc. (The)	7,541	154,515
Harmonic, Inc.(b)(c)	15,238	146,742
Ichor Holdings Ltd.(b)	5,463	165,201
Identiv, Inc.(b)(c)	9,870	126,237
Impinj, Inc.(b)(c)	2,268	106,165
Insight Enterprises, Inc.(b)	2,052	202,779
InterDigital, Inc.(c)	1,193	77,891
Kimball Electronics, Inc.(b)	13,287	252,586
Knowles Corp.(b)(c)	4,504	86,567
Kopin Corp.(b)	33,994	37,733
Kulicke & Soffa Industries, Inc. (Singapore)(c)	5,051	273,613
Lattice Semiconductor Corp.(b)	668	34,749
MACOM Technology Solutions Holdings, Inc.(b)	905	49,332
Marathon Digital Holdings, Inc.(b)(c)	3,144	32,163
Maximus, Inc.	864	56,065
MaxLinear, Inc.(b)	1,999	79,140
Meta Materials, Inc.(b)(c)	55,901	107,330
Methode Electronics, Inc.	3,627	163,396
MicroStrategy, Inc., Class A(b)(c)	204	53,997
MicroVision, Inc.(b)(c)	18,695	67,302
Mitek Systems, Inc.(b)	2,200	19,844
Napco Security Technologies, Inc.(b)(c)	8,278	162,332
NeoPhotonics Corp.(b)	17,368	267,641
NetScout Systems, Inc.(b)	2,563	87,988
Novanta, Inc.(b)(c)	342	42,052
NVE Corp.(c)	1,088	53,812
ON24, Inc.(b)(c)	3,372	40,936
Onto Innovation, Inc.(b)	1,702	136,807
OSI Systems, Inc.(b)	764	64,115
PC Connection, Inc.	1,038	46,409
PDF Solutions, Inc.(b)	3,364	80,400
Perficient, Inc.(b)	1,677	164,195
Photronics, Inc.(b)	11,700	254,358
Plantronics, Inc.(b)	4,781	188,754
Plexus Corp.(b)	1,370	116,176
Power Integrations, Inc.	550	46,409
Progress Software Corp.	1,971	95,219
Rambus, Inc.(b)(c)	5,398	135,490
Rapid7, Inc.(b)	440	31,183
Rimini Street, Inc.(b)	10,742	66,386
Riot Blockchain, Inc.(b)(c)	5,502	39,559
Rogers Corp.(b)	502	133,221
Sanmina Corp.(b)	4,442	194,959
Sapiens International Corp. N.V. (Israel)	1,933	48,963
ScanSource, Inc.(b)	7,944	307,751
SecureWorks Corp., Class A(b)	2,348	28,082
Semtech Corp.(b)	555	35,570
Silicon Laboratories, Inc.(b)(c)	317	47,284
SiTime Corp.(b)(c)	385	82,005
SMART Global Holdings, Inc.(b)(c)	10,905	268,808

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sprout Social, Inc., Class A(b)	1,409	$71,760
SPS Commerce, Inc.(b)(c)	500	53,520
Super Micro Computer, Inc.(b)	5,154	258,009
Synaptics, Inc.(b)	265	39,252
TTM Technologies, Inc.(b)	8,018	114,577
Tucows, Inc., Class A(b)	882	42,706
Turtle Beach Corp.(b)(c)	2,061	36,026
Ultra Clean Holdings, Inc.(b)	5,325	178,707
Unisys Corp.(b)	4,567	54,484
Veeco Instruments, Inc.(b)	5,709	122,344
Verint Systems, Inc.(b)	3,586	183,029
Verra Mobility Corp.(b)	3,665	58,457
Viavi Solutions, Inc.(b)	3,636	52,613
Vishay Intertechnology, Inc.	4,182	85,480
Vishay Precision Group, Inc.(b)	2,240	68,096
Vonage Holdings Corp.(b)	1,999	38,721
Workiva, Inc.(b)	474	34,607
Xperi Holding Corp.	3,415	56,211
Zuora, Inc., Class A(b)	8,586	87,062
		12,302,315
Materials-5.38%
AdvanSix, Inc.	13,255	614,104
American Vanguard Corp.	4,252	104,939
Arconic Corp.(b)	2,700	75,951
Aspen Aerogels, Inc.(b)(c)	3,468	60,759
Avient Corp.	2,386	117,391
Balchem Corp.(c)	555	69,059
Cabot Corp.	3,711	280,589
Carpenter Technology Corp.	2,727	96,072
Century Aluminum Co.(b)	5,674	66,953
Chase Corp.	400	32,316
Clearwater Paper Corp.(b)	3,342	114,798
Commercial Metals Co.	12,184	484,070
Compass Minerals International, Inc.	1,019	45,784
Constellium SE(b)	10,074	170,150
Gatos Silver, Inc.(b)(c)	5,157	15,884
GCP Applied Technologies, Inc.(b)(c)	1,818	56,576
Glatfelter Corp.	4,884	42,100
Greif, Inc., Class A	2,557	152,065
H.B. Fuller Co.(c)	2,354	167,322
Hawkins, Inc.	4,993	180,547
Haynes International, Inc.	5,906	225,904
Ingevity Corp.(b)	1,075	74,906
Innospec, Inc.	705	71,931
Intrepid Potash, Inc.(b)	5,332	351,219
Kaiser Aluminum Corp.	1,162	118,721
Koppers Holdings, Inc.	4,561	123,603
Livent Corp.(b)(c)	3,905	124,140
Materion Corp.	2,768	226,921
Minerals Technologies, Inc.	1,927	127,683
Myers Industries, Inc.	3,597	85,609
Neenah, Inc.	848	32,148
O-I Glass, Inc.(b)(c)	7,753	127,537
Olympic Steel, Inc.	7,828	267,483
Orion Engineered Carbons S.A. (Germany)	6,437	124,298
Ranpak Holdings Corp.(b)(c)	3,361	41,878
Ryerson Holding Corp.	13,518	407,432
Schnitzer Steel Industries, Inc., Class A	11,774	478,260
Sensient Technologies Corp.	1,167	102,042
Stepan Co.	576	64,575
Summit Materials, Inc., Class A(b)	7,906	215,913
SunCoke Energy, Inc.	35,173	284,550
	Shares	Value
Materials-(continued)
TimkenSteel Corp.(b)	43,747	$1,010,556
TriMas Corp.	2,600	73,268
Trinseo PLC	2,410	113,969
Tronox Holdings PLC, Class A	12,185	219,452
Warrior Met Coal, Inc.	3,107	104,457
Worthington Industries, Inc.	1,684	78,542
		8,224,426
Real Estate-5.20%
Acadia Realty Trust	8,989	176,724
Agree Realty Corp.	547	38,055
Alexander & Baldwin, Inc.	7,842	159,977
American Assets Trust, Inc.	3,243	110,586
Apartment Investment & Management Co., Class A	31,646	198,737
Apple Hospitality REIT, Inc.	3,057	51,082
Armada Hoffler Properties, Inc.	14,063	193,788
Brandywine Realty Trust	12,262	136,721
Broadstone Net Lease, Inc.(c)	3,513	74,300
CareTrust REIT, Inc.	1,856	34,392
Centerspace	1,634	135,589
City Office REIT, Inc.	19,204	267,704
Clipper Realty, Inc.	5,089	43,053
Community Healthcare Trust, Inc.	860	32,405
Corporate Office Properties Trust(c)	2,427	67,082
CTO Realty Growth, Inc.	1,559	102,722
Cushman & Wakefield PLC(b)(c)	3,296	61,536
Douglas Elliman, Inc.	5,307	30,515
Easterly Government Properties, Inc.	2,398	47,073
EastGroup Properties, Inc.	249	40,226
Empire State Realty Trust, Inc., Class A(c)	6,102	48,816
Equity Commonwealth(b)(c)	1,693	46,134
Essential Properties Realty Trust, Inc.	3,733	85,411
Farmland Partners, Inc.	5,809	87,251
Four Corners Property Trust, Inc.	1,821	50,205
Franklin Street Properties Corp.	29,944	135,347
FRP Holdings, Inc.(b)	982	58,940
Getty Realty Corp.	2,638	73,706
Gladstone Commercial Corp.	5,214	105,792
Gladstone Land Corp.(c)	8,353	224,194
Global Medical REIT, Inc.	4,776	62,088
Global Net Lease, Inc.	3,283	47,505
Healthcare Realty Trust, Inc.	1,640	47,675
Independence Realty Trust, Inc.	10,469	246,126
Industrial Logistics Properties Trust	3,072	46,879
Innovative Industrial Properties, Inc.	260	34,593
iStar, Inc.	7,962	138,539
Kennedy-Wilson Holdings, Inc.(c)	4,082	85,967
Kite Realty Group Trust(c)	4,670	97,883
LTC Properties, Inc.	1,391	53,887
LXP Industrial Trust	7,353	85,001
Macerich Co. (The)	9,525	111,919
Marcus & Millichap, Inc.	1,547	64,788
National Storage Affiliates Trust	1,924	100,914
Necessity Retail REIT, Inc. (The)	8,713	69,530
NETSTREIT Corp.	3,703	77,874
Newmark Group, Inc., Class A	7,643	84,608
NexPoint Residential Trust, Inc.	3,351	246,231
Office Properties Income Trust(c)	5,789	123,364
One Liberty Properties, Inc.	5,867	160,932
Outfront Media, Inc.	3,709	76,517
Paramount Group, Inc.	6,773	61,363
Phillips Edison & Co., Inc.	5,055	170,556

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Physicians Realty Trust	2,244	$41,626
Piedmont Office Realty Trust, Inc., Class A	7,293	107,499
Plymouth Industrial REIT, Inc.	9,337	189,634
PotlatchDeltic Corp.	1,395	73,182
Preferred Apartment Communities, Inc., Class A	5,162	128,740
PS Business Parks, Inc.	390	73,176
Realogy Holdings Corp.(b)(c)	7,809	96,675
Retail Opportunity Investments Corp.	8,264	149,330
RMR Group, Inc. (The), Class A	1,738	52,175
RPT Realty(c)	17,904	217,892
Ryman Hospitality Properties, Inc.(b)	608	54,288
Saul Centers, Inc.	2,667	130,843
SITE Centers Corp.	10,194	160,250
STAG Industrial, Inc.	1,206	40,160
Tanger Factory Outlet Centers, Inc.	17,139	300,104
Tejon Ranch Co.(b)	3,741	63,560
Terreno Realty Corp.	713	43,286
UMH Properties, Inc.	7,233	142,418
Urban Edge Properties	10,086	190,121
Urstadt Biddle Properties, Inc., Class A	7,294	128,374
Veris Residential, Inc.(b)(c)	7,929	127,578
Washington REIT	3,364	81,712
Whitestone REIT	8,226	101,097
Xenia Hotels & Resorts, Inc.(b)	2,725	50,113
		7,956,635
Utilities-1.41%
ALLETE, Inc.	1,214	75,292
American States Water Co.	802	63,559
Artesian Resources Corp., Class A	1,223	60,025
Avista Corp.	1,719	74,673
Black Hills Corp.	1,052	80,646
California Water Service Group	1,289	69,181
Chesapeake Utilities Corp.	829	110,730
Clearway Energy, Inc., Class A	2,740	89,214
Clearway Energy, Inc., Class C	2,225	77,986
MGE Energy, Inc.	794	63,020
	Shares	Value
Utilities-(continued)
Middlesex Water Co.	1,736	$147,612
New Jersey Resources Corp.	2,063	94,733
Northwest Natural Holding Co.	1,451	78,775
NorthWestern Corp.	1,038	63,598
Otter Tail Corp.	4,048	264,699
PNM Resources, Inc.	1,005	47,768
Portland General Electric Co.	1,892	93,181
Pure Cycle Corp.(b)	4,748	53,652
SJW Group	806	49,851
South Jersey Industries, Inc.	3,583	124,868
Southwest Gas Holdings, Inc.	1,556	144,910
Spire, Inc.	904	70,783
Unitil Corp.	1,328	76,772
Via Renewables, Inc.	4,960	42,011
York Water Co. (The)	794	32,538
		2,150,077
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $160,121,955)		152,826,206
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.35%
Invesco Private Government Fund, 0.74%(g)(h)(i)	9,339,398	9,339,398
Invesco Private Prime Fund, 0.87%(g)(h)(i)	21,789,751	21,791,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,129,465)		31,131,328
TOTAL INVESTMENTS IN SECURITIES-120.28% (Cost $191,251,420)		183,957,534
OTHER ASSETS LESS LIABILITIES-(20.28)%		(31,020,586)
NET ASSETS-100.00%		$152,936,948

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,184,555	$(3,184,555)	$-	$-	$-	$90
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,396,398	36,981,567	(31,038,567)	-	-	9,339,398	9,536*
Invesco Private Prime Fund	8,063,812	81,297,690	(67,566,133)	1,863	(5,302)	21,791,930	28,586*
Total	$11,460,210	$121,463,812	$(101,789,255)	$1,863	$(5,302)	$31,131,328	$38,212

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,872,844	$1,775	$-	$118,874,619
Money Market Funds	177,002	4,712,584	-	4,889,586
Total Investments	$119,049,846	$4,714,359	$-	$123,764,205
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,082,795,196	$-	$344,690	$2,083,139,886
Money Market Funds	2,939,676	113,829,124	-	116,768,800
Total Investments	$2,085,734,872	$113,829,124	$344,690	$2,199,908,686
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$152,826,206	$-	$0	$152,826,206
Money Market Funds	-	31,131,328	-	31,131,328
Total Investments	$152,826,206	$31,131,328	$0	$183,957,534